UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255
                                                      --------

                           Panorama Series Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  JUNE 30, 2008

--------------------------------------------------------------------------------
                                                          Management
    Total Return Portfolio                               Commentaries
    A Series of Panorama Series Fund, Inc.                   and
                                                          Semiannual
                                                           Report
--------------------------------------------------------------------------------

    MANAGEMENT COMMENTARIES

        Investment Strategy Discussion

        Listing of Top Holdings

    SEMIANNUAL REPORT

        Listing of Investments

        Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur ongoing costs, including management fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING          ENDING          EXPENSES
                              ACCOUNT            ACCOUNT         PAID DURING
                              VALUE              VALUE           6 MONTHS ENDED
ACTUAL                        JANUARY 1, 2008    JUNE 30, 2008   JUNE 30, 2008
---------------------------------------------------------------------------------
                              $1,000.00          $  896.70       $3.21
HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------
                               1,000.00           1,021.48        3.42

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.68%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                           6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                             SHARES          VALUE
--------------------------------------------------------------------
--------------------------------------------------------------------
COMMON STOCKS--58.4%
--------------------------------------------------------------------

CONSUMER DISCRETIONARY--5.3%
--------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Johnson Controls, Inc.                       75,800   $  2,173,944
--------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Corp.                          8,500         97,750
--------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
McDonald's Corp.                             13,000        730,860
--------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Newell Rubbermaid, Inc.                      57,300        962,067
--------------------------------------------------------------------
MEDIA--1.3%
Comcast Corp., Cl. A                         50,700        961,779
--------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                  16,100        417,151
--------------------------------------------------------------------
Gannett Co., Inc.                            31,500        682,605
--------------------------------------------------------------------
Time Warner, Inc.                            18,300        270,840
                                                      --------------
                                                         2,332,375

--------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
GameStop Corp., Cl. A 1                      13,300        537,320
--------------------------------------------------------------------
Gap, Inc. (The)                              26,400        440,088
--------------------------------------------------------------------
Limited Brands, Inc.                         25,800        434,730
--------------------------------------------------------------------
RadioShack Corp.                            100,300      1,230,681
                                                      --------------
                                                         2,642,819

--------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Nike, Inc., Cl. B                             9,500        566,295
--------------------------------------------------------------------
CONSUMER STAPLES--6.8%
--------------------------------------------------------------------
BEVERAGES--0.5%
Coca-Cola Co. (The)                           8,500        441,830
--------------------------------------------------------------------
PepsiCo, Inc.                                 7,400        470,566
                                                      --------------
                                                           912,396

--------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Sysco Corp.                                  41,000      1,127,910
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                        32,200      1,809,640
                                                      --------------
                                                         2,937,550

--------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Archer-Daniels-Midland Co.                   84,400      2,848,500
--------------------------------------------------------------------
ConAgra Foods, Inc.                          27,300        526,344
--------------------------------------------------------------------
Sara Lee Corp.                               54,900        672,525
                                                      --------------
                                                         4,047,369

--------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                           56,400      1,159,584
--------------------------------------------------------------------
Philip Morris International, Inc.            56,400      2,785,596
--------------------------------------------------------------------
Reynolds American, Inc.                       6,900        322,023
                                                      --------------
                                                         4,267,203

                                             SHARES          VALUE
--------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Transocean, Inc.                             11,400   $  1,737,246
--------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.8%
Apache Corp.                                 12,700      1,765,300
--------------------------------------------------------------------
Chevron Corp.                                16,100      1,595,993
--------------------------------------------------------------------
ConocoPhillips                               37,900      3,577,381
--------------------------------------------------------------------
Exxon Mobil Corp.                            23,700      2,088,681
--------------------------------------------------------------------
Southwestern Energy Co. 1                     1,700         80,937
--------------------------------------------------------------------
Valero Energy Corp.                          31,500      1,297,170
                                                      --------------
                                                        10,405,462

--------------------------------------------------------------------
FINANCIALS--10.3%
--------------------------------------------------------------------
CAPITAL MARKETS--3.7%
Ameriprise Financial, Inc.                   28,400      1,155,028
--------------------------------------------------------------------
Bank of New York Mellon Corp.                51,700      1,955,811
--------------------------------------------------------------------
Federated Investors, Inc., Cl. B             25,300        870,826
--------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)               3,600        629,640
--------------------------------------------------------------------
Janus Capital Group, Inc.                    25,100        664,397
--------------------------------------------------------------------
Northern Trust Corp.                         18,500      1,268,545
                                                      --------------
                                                         6,544,247

--------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
BB&T Corp.                                   48,200      1,097,514
--------------------------------------------------------------------
Fifth Third Bancorp                          61,400        625,052
                                                      --------------
                                                         1,722,566

--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.                        53,800      1,284,206
--------------------------------------------------------------------
Citigroup, Inc.                              56,600        948,616
--------------------------------------------------------------------
CME Group, Inc.                               1,000        383,190
--------------------------------------------------------------------
JPMorgan Chase & Co.                         14,500        497,495
                                                      --------------
                                                         3,113,507

--------------------------------------------------------------------
INSURANCE--3.6%
AFLAC, Inc.                                   9,500        596,600
--------------------------------------------------------------------
Assurant, Inc.                                5,300        349,588
--------------------------------------------------------------------
Chubb Corp.                                  22,500      1,102,725
--------------------------------------------------------------------
MetLife, Inc.                                15,300        807,381
--------------------------------------------------------------------
Prudential Financial, Inc.                   22,700      1,356,098
--------------------------------------------------------------------
Torchmark Corp.                              29,300      1,718,445
--------------------------------------------------------------------
Travelers Cos., Inc. (The)                   12,100        525,140
                                                      --------------
                                                         6,455,977

--------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Hudson City Bancorp, Inc.                    31,700        528,756

                          F1 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                             SHARES          VALUE
--------------------------------------------------------------------
HEALTH CARE--6.6%
--------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
AmerisourceBergen Corp.                      40,600   $  1,623,594
--------------------------------------------------------------------
Cardinal Health, Inc.                        13,500        696,330
--------------------------------------------------------------------
Express Scripts, Inc. 1                      20,200      1,266,944
--------------------------------------------------------------------
McKesson Corp.                               42,400      2,370,584
--------------------------------------------------------------------
UnitedHealth Group, Inc.                     38,500      1,010,625
                                                      --------------
                                                         6,968,077

--------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Merck & Co., Inc.                            12,600        474,894
--------------------------------------------------------------------
Pfizer, Inc.                                251,500      4,393,705
                                                      --------------
                                                         4,868,599

--------------------------------------------------------------------
INDUSTRIALS--5.9%
--------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Honeywell International, Inc.                35,600      1,789,968
--------------------------------------------------------------------
Lockheed Martin Corp.                         5,700        562,362
--------------------------------------------------------------------
Raytheon Co.                                 14,900        838,572
                                                      --------------
                                                         3,190,902

--------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
R.R. Donnelley & Sons Co.                    47,900      1,422,151
--------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Cooper Industries Ltd., Cl. A                 9,800        387,100
--------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                         77,600      2,071,144
--------------------------------------------------------------------
MACHINERY--1.8%
Cummins, Inc.                                 7,800        511,056
--------------------------------------------------------------------
Deere & Co.                                   9,100        656,383
--------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A               35,665      1,334,941
--------------------------------------------------------------------
Parker-Hannifin Corp.                        10,000        713,200
                                                      --------------
                                                         3,215,580

--------------------------------------------------------------------
ROAD & RAIL--0.1%
Union Pacific Corp.                           2,800        211,400
--------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
--------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.7%
Apple, Inc. 1                                15,800      2,645,552
--------------------------------------------------------------------
Dell, Inc. 1                                 75,800      1,658,504
--------------------------------------------------------------------
Hewlett-Packard Co.                          86,200      3,810,902
--------------------------------------------------------------------
International Business Machines Corp.         3,500        414,855
--------------------------------------------------------------------
Sun Microsystems, Inc. 1                    150,700      1,639,616
                                                      --------------
                                                        10,169,429

--------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Xerox Corp.                                 107,900      1,463,124
--------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Intel Corp.                                  27,400        588,552
--------------------------------------------------------------------
SOFTWARE--0.9%
Microsoft Corp.                              59,800      1,645,098
--------------------------------------------------------------------

                                             SHARES          VALUE
--------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------
CHEMICALS--2.8%
Dow Chemical Co. (The)                       61,400   $  2,143,474
--------------------------------------------------------------------
Monsanto Co.                                 10,200      1,289,688
--------------------------------------------------------------------
PPG Industries, Inc.                         20,600      1,181,822
--------------------------------------------------------------------
Sigma-Aldrich Corp.                           6,800        366,248
                                                      --------------
                                                         4,981,232

--------------------------------------------------------------------
METALS & MINING--0.6%
Newmont Mining Corp.                         20,500      1,069,280
--------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.                                   74,362      2,505,256
--------------------------------------------------------------------
Qwest Communications
International, Inc.                         171,600        674,388
--------------------------------------------------------------------
Verizon Communications, Inc.                107,100      3,791,340
                                                      --------------
                                                         6,970,984

--------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Exelon Corp.                                  3,400        305,864
--------------------------------------------------------------------
ENERGY TRADERS--1.4%
Constellation Energy Group, Inc.             30,000      2,463,000
                                                      --------------
Total Common Stocks
(Cost $117,139,399)                                    104,169,905

                                          PRINCIPAL
                                             AMOUNT
--------------------------------------------------------------------
--------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.0%
--------------------------------------------------------------------

Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
2.963%, 5/25/34 2                         $ 363,337        324,060
--------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15          70,000         61,103
--------------------------------------------------------------------
Countrywide Home Loans,
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.223%, 2/25/33 2      8,112          6,860
Series 2005-11, Cl. AF2, 4.657%, 2/25/36    104,222        104,092
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 2                           400,000        348,371
Series 2005-17, Cl. 1AF 2,
5.363%, 5/25/36 2                           110,000        100,195
--------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3,
2.693%, 11/25/35 2                          274,273        272,401
--------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3,
2.573%, 7/25/36 2                           290,000        278,895

                          F2 | TOTAL RETURN PORTFOLIO

                                              PRINCIPAL
                                                 AMOUNT        VALUE
----------------------------------------------------------------------
----------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------

First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.533%,
5/15/36 2                                    $   13,623   $   13,575
----------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.593%,
7/7/36 2                                        150,000      142,741
----------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10          136,617      137,048
----------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3,
Cl. A1, 2.742%, 1/20/35 2                       140,996      130,624
----------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2        92,184       92,561
----------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3        623,363      604,257
----------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables,
Series 2003-C7, Cl. C7, 3.821%, 3/15/16 2       690,000      607,903
----------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%, 7/1/36 2        280,000      269,378
----------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.523%,
9/25/36 2                                       141,742      139,592
                                                          ------------
Total Asset-Backed Securities
(Cost $3,909,921)                                          3,633,656

----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--40.4%
----------------------------------------------------------------------

GOVERNMENT AGENCY--26.2%
----------------------------------------------------------------------

FHLMC/FNMA/SPONSORED--25.9%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18-5/15/19                         939,606      917,601
5%, 12/15/34                                     27,218       26,253
6%, 3/15/33                                     115,896      117,867
6.50%, 4/15/18-4/1/34                           250,257      260,410
7%, 12/1/23-10/1/31                           1,477,798    1,563,001
8%, 4/1/16                                      107,132      113,882
9%, 8/1/22-5/1/25                                32,550       35,720
----------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT        VALUE
----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS,
15.464%, 3/25/36 2                          $ 148,017      $ 161,466
Series 2080, Cl. Z, 6.50%, 8/15/28             99,430        104,442
Series 2461, Cl. PZ, 6.50%, 6/15/32           336,397        357,342
Series 2500, Cl. FD, 2.971%, 3/15/32 2         45,856         45,577
Series 2526, Cl. FE, 2.871%, 6/15/29 2         70,420         70,096
Series 2551, Cl. FD, 2.871%, 1/15/33 2         53,719         53,395
Series 2764, Cl. UG, 5%, 3/15/34            1,750,000      1,643,284
Series 3025, Cl. SJ, 15.689%, 8/15/35 2        29,223         32,258
Series 3094, Cl. HS, 15.322%, 6/15/34 2        88,750         95,896
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.692%, 6/1/26 4          97,878         26,112
Series 183, Cl. IO, 13.663%, 4/1/27 4         159,254         35,681
Series 184, Cl. IO, 19.497%, 12/1/26 4        170,862         45,501
Series 192, Cl. IO, 14.783%, 2/1/28 4          43,988         11,367
Series 200, Cl. IO, 14.589%, 1/1/29 4          54,246         14,489
Series 2130, Cl. SC, 28.009%, 3/15/29 4       118,199         12,146
Series 216, Cl. IO, 13.426%, 12/1/31 4         75,522         21,521
Series 224, Cl. IO, 10.238%, 3/1/33 4         238,056         63,183
Series 243, Cl. 6, 8.293%, 12/15/32 4         143,570         42,654
Series 2796, Cl. SD, 39.18%, 7/15/26 4        176,484         16,790
Series 2802, Cl. AS, 75%, 4/15/33 4           216,731         16,535
Series 2920, Cl. S, 44.531%, 1/15/35 4        749,699         68,303
Series 3000, Cl. SE, 75.835%, 7/15/25 4       892,811         60,329
Series 3110, Cl. SL, 99.999%, 2/15/26 4       122,504          8,617
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.267%, 6/1/26 5           40,073         32,277
Series 192, Cl. PO, 5.893%, 2/1/28 5           43,988         34,327
----------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/1/226                              3,480,000      3,363,636
5%, 12/25/17-8/25/33                        3,150,739      3,140,864
5%, 7/1/22-7/1/37 6                         6,402,000      6,188,752
5.50%, 12/25/33                               208,813        207,079
5.50%, 7/1/22-7/1/37 6                      8,373,000      8,269,857
6%, 11/25/17-10/25/33                       1,384,219      1,411,772
6%, 7/1/22-7/1/37 6                         5,523,000      5,598,075
6%, 4/25/33 7                                 438,674        445,177
6.50%, 5/25/17-11/25/31                     2,476,984      2,579,919
6.50%, 2/25/26 7                               10,307         10,733
7%, 11/1/17-10/25/35                          494,177        520,463
7.50%, 8/25/08-12/25/08                         4,286          4,326
8.50%, 7/1/32                                   7,304          8,046

                          F3 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage
Assn. Grantor Trust, Gtd. Trust
Mtg. Pass-Through Certificates,
Trust 2002-T1, Cl. A2, 7%, 11/25/31         $   269,269   $    285,551
------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22              116,241        117,370
Trust 1998-61, Cl. PL, 6%, 11/25/28             132,535        136,424
Trust 2001-70, Cl. LR, 6%, 9/25/30               16,291         16,380
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32           125,857        131,651
Trust 2002-56, Cl. KW, 6%, 4/25/23              543,575        556,347
Trust 2002-9, Cl. PC, 6%, 3/25/17               277,198        288,352
Trust 2003-130, Cl. CS, 9.135%, 12/25/33 2       80,051         77,269
Trust 2003-28, Cl. KG, 5.50%, 4/25/23           662,000        663,121
Trust 2004-101, Cl. BG, 5%, 1/25/20             452,000        451,454
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25         270,000        269,172
Trust 2005-31, Cl. PB, 5.50%, 4/25/35           250,000        245,967
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35 2       146,624        141,528
Trust 2006-24, Cl. DB, 5.50%, 4/25/26           970,000        956,302
Trust 2006-46, Cl. SW, 15.097%, 6/25/36 2       114,605        122,882
Trust 2006-50, Cl. KS, 15.098%, 6/25/36 2       128,235        134,338
Trust 2006-50, Cl. SK, 15.098%, 6/25/36 2       458,758        480,089
Trust 2006-64, Cl. MD, 5.50%, 7/25/36           444,000        436,170
------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security: (Continued)
Trust 1993-223, Cl. PM, 44.833%,
10/25/23 4                                       71,409          2,777
Trust 2001-65, Cl. S, 40.719%, 11/25/31 4       401,310         53,169
Trust 2001-81, Cl. S, 26.442%, 1/25/32 4         90,832         11,455
Trust 2002-47, Cl. NS, 24.933%, 4/25/32 4       218,000         26,256
Trust 2002-51, Cl. S, 25.185%, 8/25/32 4        200,176         24,199
Trust 2002-52, Cl. SD, 23.271%, 9/25/32 4       227,200         26,275
Trust 2002-77, Cl. SH, 29.756%, 12/18/32 4      115,328         11,968
Trust 2002-84, Cl. SA, 42.033%, 12/25/32 4      356,309         45,577
Trust 2003-118, Cl. S, 38.174%, 12/25/33 4      724,317        110,731
Trust 2003-33, Cl. SP, 42.825%, 5/25/33 4       390,641         57,112
Trust 2003-4, Cl. S, 39.247%, 2/25/33 4         233,327         35,651
Trust 2004-54, Cl. DS, 28.703%, 11/25/30 4      184,947         15,872
Trust 2005-19, Cl. SA, 42.104%, 3/25/35 4     1,903,896        139,944
Trust 2005-40, Cl. SA, 41.56%, 5/25/35 4        417,359         33,371
Trust 2005-6, Cl. SE, 50.288%, 2/25/35 4        551,025         43,426
Trust 2005-71, Cl. SA, 52.92%, 8/25/25 4        554,490         49,524
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 4    1,054,101         70,161
Trust 2005-87, Cl. SG, 79.288%, 10/25/35 4    1,068,782        103,623
Trust 2006-119, Cl. MS, 75.419%, 12/25/36 4     636,780         65,114
Trust 2006-33, Cl. SP, 60.942%, 5/25/36 4     1,169,961        131,278
Trust 222, Cl. 2, 19.254%, 6/1/23 4             353,821         96,601
Trust 240, Cl. 2, 22.582%, 9/1/23 4             415,779        118,517

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 252, Cl. 2, 18.293%, 11/1/23 4        $   270,165   $     76,681
Trust 273, Cl. 2, 17.433%, 8/1/26 4              76,967         21,082
Trust 319, Cl. 2, 13.253%, 2/1/32 4              79,409         20,571
Trust 321, Cl. 2, 8.413%, 4/1/32 4              908,755        233,889
Trust 322, Cl. 2, 16.502%, 4/1/32 4             331,168         88,632
Trust 331, Cl. 9, 15.505%, 2/1/33 4             221,911         49,186
Trust 334, Cl. 17, 22.286%, 2/1/33 4            144,206         37,150
Trust 339, Cl. 12, 7.81%, 7/1/33 4              224,553         56,715
Trust 339, Cl. 7, 6.466%, 7/1/33 4              700,469        164,508
Trust 342, Cl. 2, 12.533%, 9/1/33 4             128,732         34,628
Trust 343, Cl. 13, 8.358%, 9/1/33 4             182,417         45,878
Trust 344, Cl. 2, 10.882%, 12/1/33 4          1,807,602        486,791
Trust 345, Cl. 9, 8.72%, 1/1/34 4               321,775         80,377
Trust 362, Cl. 12, 7.296%, 8/1/35 4             424,931        100,399
Trust 362, Cl. 13, 7.243%, 8/1/35 4             235,409         55,631
Trust 364, Cl. 16, 9.622%, 9/1/35 4             229,804         57,375
------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 4.816%,
9/25/23 5                                       113,451         91,093
                                                          --------------
                                                            46,340,575

------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National
Mortgage Assn.:
7%, 3/2/09-1/30/24                               94,615        100,912
7.50%, 1/30/09-6/30/24                          146,345        156,679
8%, 5/30/17                                      49,357         53,635
8.50%, 8/1/17-12/15/17                           46,913         51,224
------------------------------------------------------------------------
Government National
Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 42.343%, 1/16/27 4      198,617         18,500
Series 2002-15, Cl. SM, 36.868%, 2/16/32 4      234,328         21,537
Series 2002-76, Cl. SY, 38.492%, 12/16/26 4     481,203         47,987
Series 2004-11, Cl. SM, 23.293%, 1/17/30 4      154,774         16,903
                                                          --------------
                                                               467,377

------------------------------------------------------------------------
NON-AGENCY--14.2%
------------------------------------------------------------------------
COMMERCIAL--5.6%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2006-1, Cl. AM, 5.421%, 9/1/45           770,000        705,854
------------------------------------------------------------------------
Banc of America Funding Corp.,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32          277,396        278,055

                           F4 | TOTAL RETURN PORTFOLIO

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
COMMERCIAL Continued
Banc of America Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                              $   220,973   $    225,362
------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                300,000        292,186
------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%, 10/25/36 2
Series 2006-A5, Cl. 1A13,                       596,619        508,840
2.933%, 10/25/36 2                              313,607        262,091
------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates: Series 2006-AB2, Cl. A7,
5.961%, 6/25/36
Series 2006-AB4, Cl. A1A,                       134,894        133,683
6.005%, 10/25/36                                346,660        341,421
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36           45,302         44,577
------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates,
Series 2004-FA2, Cl. 3A1, 6%, 1/25/35           162,425        143,801
------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates,
Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37        194,959        188,511
------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39         320,000        319,410
------------------------------------------------------------------------
Greenwich Capital Commercial
Mortgage 2007-GG11, Commercial
Mtg. Pass-Through Certificates,
Series 2007-GG11, Cl. A4, 5.736%, 8/1/17        340,000        322,108
------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42       190,000        177,470
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49      710,000        691,827
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51       220,000        217,448
Series 2008-C2, Cl. A4, 6.068%, 2/1/51          700,000        702,191
------------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage
Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates,
Series 2005-C7, Cl. A2, 5.103%, 11/11/30    $   150,000   $    149,727
------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31         430,000        426,366
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 2       430,000        389,272
------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C1, Cl. A2, 5.318%, 1/15/12         400,000        391,483
------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34            339,780        309,736
------------------------------------------------------------------------
Merrill Lynch/Countrywide
Commercial Mortgage Trust 2007-9,
Commercial Mtg. Pass-Through
Certificates, Series 2007-9, Cl. A4,
5.70%, 9/1/17                                   550,000        519,710
------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                         251,000        263,550
------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37       283,574        271,880
------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3,
Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 2        707,389        663,287
------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29, Commercial
Mtg. Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48        84,000         82,673
------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC,
Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%, 3/1/37 2        276,882        273,253
------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY1, Cl. 1A2, 5.714%,
2/25/37 2,3                                     149,064         81,985
------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY3, Cl. 2A2, 5.665%, 3/1/37 2      390,253        283,774

                          F5 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
COMMERCIAL Continued
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY4, Cl. 5A1,
5.636%, 11/1/36 2                           $   169,824   $    161,692
------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY5, Cl. 2A3,
5.658%, 5/1/37 2                                179,405        167,424
                                                          --------------
                                                             9,990,647
------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.8%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1,
6.099%, 9/25/36 2                               632,821        605,372
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR2, Cl. 2A5,
5.106%, 3/25/36 2                               760,232        737,007
                                                          --------------
                                                             1,342,379

------------------------------------------------------------------------
MULTIFAMILY--3.3%
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1,
5.794%, 10/25/36 2                              295,525        262,453
------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2,
4.13%, 1/19/34 2                                364,707        361,824
------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1, Cl. 1A2,
4.995%, 3/25/35 2                               519,587        493,607
------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A1,
5.694%, 4/25/37 2                               852,318        796,168
------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A,
5.89%, 7/25/36 2                                275,063        267,115
------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-28CB,
Mtg. Pass-Through Certificates,
Series 2004-28CB, Cl. 2A4,
5.75%, 1/25/35                                  499,000        428,898
------------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------
COMMERCIAL Continued
CWALT Alternative Loan Trust 2005-85CB,
Mtg. Pass-Through Certificates,
Series 2005-85CB, Cl. 2A3,
5.50%, 2/25/36                              $   370,000   $    331,728
------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1,
5.297%, 7/19/35 2                               555,652        480,050
Series 2004-J4, Cl. A7, 5.50%, 9/25/34          340,000        307,006
------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1,
5.995%, 6/25/37 2                               668,572        642,780
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A,
4.993%, 12/25/34 2                              182,610        177,678
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg.
Pass-Through Certificates,
Series 2004-S, Cl. A1, 3.541%, 9/25/34 2        152,095        144,845
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR2, Cl. 2A2,
4.542%, 3/25/35 2                               110,714        107,052
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR4, Cl. 2A2,
4.526%, 4/25/35 2                               183,579        175,834
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1,
5.561%, 7/25/362                                377,790        365,977
Series 2006-AR10, Cl. 2A1,
5.646%, 7/25/36 2                               287,554        278,494
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR2, Cl. 2A6,
5.106%, 3/25/36 2                               150,541        139,776
------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR6, Cl. 3A1,
5.092%, 3/25/36 2                               170,201        164,005
                                                          --------------
                                                             5,925,290

                          F6 | TOTAL RETURN PORTFOLIO

                                                              PRINCIPAL
                                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------------
RESIDENTIAL--4.5%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2007-4, Cl. A4, 5.936%, 7/1/17 2                     $   350,000  $   334,005
--------------------------------------------------------------------------------------
Chase Mortgage Finance Trust
2005-S1, Multiclass Mtg.
Pass-Through Certificates,
Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                         200,000      183,674
--------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB,
Cl. 1A1, 6%, 11/1/34                                            288,612      270,656
--------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 3A1, 6%, 1/1/35                                             233,542      212,607
--------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                  500,000      427,150
--------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                  473,144      416,727
--------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                  431,667      415,799
--------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C7, Cl. A3, 5.866%, 9/11/45                         780,000      745,775
--------------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                        150,212      146,586
--------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3,
5.427%, 6/25/36 2                                               230,000      216,683
--------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                  153,319      149,266
--------------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-QS10, Cl. A3,
2.983%, 7/25/34 2                                               148,563      132,715
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
RALI Series 2006-QS5 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                                         $   160,774  $   155,405
--------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1,
Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22 2                       835,483      809,727
--------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1,
5.75%, 10/25/36 2                                               788,028      731,240
--------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1,
6.13%, 8/25/36 2                                                764,962      750,948
--------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY2, Cl. 2A1,
6.611%, 11/1/36 2                                               126,799      119,797
--------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1,
5.698%, 6/25/37 2                                               521,099      483,775
--------------------------------------------------------------------------------------
Washington Mutual Mortgage
Pass-Through Certificates, Mtg.
Pass-Through Certificates,
Series 2007-1, Cl. 1A8, 6%, 2/25/37                             815,335      791,774
--------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates,
Series 2003-6, Cl. 1A1, 5%, 6/25/18                             292,729      283,142
--------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-R Trust, Mtg.
Pass-Through Certificates,
Series 2004-R, Cl. 2A1, 4.365%, 9/1/34 2                         75,867       73,866
--------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR5, Cl. 2A2,
5.54%, 4/1/36 2,3                                               313,168      206,691
                                                                         -------------
                                                                           8,058,008
                                                                         -------------
Total Mortgage-Backed Obligations
(Cost $72,047,602)                                                        72,124,276

                           F7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.4%
--------------------------------------------------------------------------------------

Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31                                 $   395,000  $   406,718
--------------------------------------------------------------------------------------
American International Group, Inc.,
6.25% Jr. Sub. Bonds, 3/15/37                                   100,000       78,655
--------------------------------------------------------------------------------------
Axa SA,
6.379% Sub. Perpetual Bonds 8,9                                 900,000      725,328
--------------------------------------------------------------------------------------
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K 9                           575,000      540,063
8.125% Perpetual Bonds, Series M 9                               85,000       80,453
--------------------------------------------------------------------------------------
Barclays Bank plc,
6.278% Perpetual Bonds 9                                      1,100,000      908,787
--------------------------------------------------------------------------------------
Belo Corp.,
8% Sr. Unsec. Unsub. Nts., 11/1/08 3                            650,000      656,458
--------------------------------------------------------------------------------------
Buckeye Partners LP,
4.625% Sr. Nts., 7/15/13                                        130,000      124,248
--------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 2                               200,000      154,250
5.875% Sr. Unsec. Nts., 5/10/12                                 255,000      180,079
--------------------------------------------------------------------------------------
Centex Corp.,
5.80% Sr. Unsec. Nts., 9/15/09 3                                320,000      305,600
--------------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                                     370,000      375,539
--------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                                   290,000      242,711
--------------------------------------------------------------------------------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 2                                795,000      754,073
8.40% Perpetual Bonds, Series E 9                               320,000      304,595
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                             325,000      275,601
--------------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.25% Sr. Unsec. Nts., 7/15/08                                  360,000      360,900
--------------------------------------------------------------------------------------
D.R. Horton, Inc.,
8% Sr. Nts., 2/1/09                                             120,000      120,300
--------------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                                         58,000       68,531
--------------------------------------------------------------------------------------
Dillard's, Inc.,
6.625% Unsec. Nts., 11/15/08 3                                  190,000      190,238
--------------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                                  560,000      561,400
--------------------------------------------------------------------------------------
Energy Transfer Partners LP,
5.65% Sr. Unsec. Unsub. Nts., 8/1/12                             80,000       80,763
--------------------------------------------------------------------------------------
Ford Motor Credit Co.,
9.75% Sr. Unsec. Nts., 9/15/10                                  910,000      793,932
--------------------------------------------------------------------------------------
Gap, Inc. (The),
10.05% Unsub. Nts., 12/15/08 2,3                                 69,000       70,639
--------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                               590,000      384,905
--------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                                      785,000      668,157
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT        VALUE
--------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
HBOS plc,
6.413% Sub. Perpetual Bonds,
Series A 8,9                                                $ 1,300,000  $   912,145
--------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                                       1,090,000      875,728
--------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 8                               280,000      280,213
--------------------------------------------------------------------------------------
JPMorgan Chase & Co.,
7.90% Perpetual Bonds, Series 1 9                               645,000      606,577
--------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP,
5.875% Sr. Unsec. Nts., 6/1/13                                  365,000      352,031
--------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7.50% Sub. Nts., 5/11/38                                        840,000      782,246
--------------------------------------------------------------------------------------
Lennar Corp.,
7.625% Sr. Unsec. Nts., 3/1/09                                  455,000      443,625
--------------------------------------------------------------------------------------
Liberty Media Corp.,
7.875% Sr. Nts., 7/15/09                                        125,000      126,860
--------------------------------------------------------------------------------------
Liberty Media LLC,
7.75% Sr. Nts., 7/15/09                                         425,000      429,755
--------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc.,
4.80% Sr. Nts., 7/15/09                                         365,000      357,794
--------------------------------------------------------------------------------------
MBIA, Inc.,
5.70% Sr. Unsec. Unsub. Nts., 12/1/34                           250,000      100,710
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
7.75% Jr. Sub. Bonds, 5/14/38                                   755,000      710,548
--------------------------------------------------------------------------------------
MetLife Capital Trust X,
9.25% Sec. Bonds, 4/8/68 2                                      100,000      108,163
--------------------------------------------------------------------------------------
MetLife, Inc.,
6.40% Jr. Unsec. Sub. Bonds, 12/15/66 2                         735,000      645,000
--------------------------------------------------------------------------------------
MGM Mirage, Inc.,
6% Sr. Sec. Nts., 10/1/09                                       570,000      563,588
--------------------------------------------------------------------------------------
Monongahela Power Co.,
7.36% Unsec. Nts., Series A, 1/15/10                            450,000      461,430
--------------------------------------------------------------------------------------
NCR Corp.,
7.125% Sr. Unsec. Unsub. Nts., 6/15/09                          370,000      375,237
--------------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 8                             141,987      141,189
--------------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                             620,000      612,555
--------------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 8                              570,000      664,404
--------------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 8                                            500,000      548,702
--------------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08                                     59,000       59,143
8.875% Unsec. Unsub. Nts., 3/15/12                              720,000      738,000
--------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                     400,000      395,144

                          F8 | TOTAL RETURN PORTFOLIO

                                                                              PRINCIPAL
                                                                                 AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------

TEPPCO Partners LP,
6.125% Nts., 2/1/13                                                           $ 215,000    $   213,468
---------------------------------------------------------------------------------------------------------
Tribune Co.,
5.50% Nts., Series E, 10/6/08                                                   335,000        329,138
---------------------------------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                                                140,000        138,600
---------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                                              85,000         83,110
---------------------------------------------------------------------------------------------------------
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts., 8/1/09                                                  430,000        443,472
---------------------------------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------

Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.,
6.625% Nts., 12/1/14                                                          $ 315,000    $   289,800
                                                                                           -------------
Total Non-Convertible Corporate
Bonds and Notes
(Cost $23,863,627)                                                                          22,201,298

                                                                                  SHARES
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.3%
---------------------------------------------------------------------------------------------------------

American Capital Strategies Ltd.
(Cost $719,771)                                                                  21,500        511,055

---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $217,680,320)                                                               113.5%   202,640,190
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (13.5)   (24,136,067)
                                                                                  -----------------------
NET ASSETS                                                                        100.0%  $178,504,123
                                                                                  =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $2,115,868, which represents 1.19% of the Portfolio's net assets. See
Note 7 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,430,249 or 1.92% of the Portfolio's net assets as of June 30, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $157,697 or 0.09% of the Portfolio's net assets as of June 30, 2008.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $264,129. See Note 5 of accompanying Notes.

8. Represents   securities  sold  under  Rule  144A,   which  are  exempt  from
registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,271,981 or 1.83% of the Portfolio's net assets as of June 30, 2008.

9. This  bond  has  no  contractual   maturity  date,  is  not  redeemable  and
contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2)   Level 2--inputs other than quoted prices that are observable for the
          asset   (such   as   quoted    prices   for    similar    assets   and
          market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of June 30, 2008:

                                                INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS*
---------------------------------------------------------------------------------------------------------
Level 1--Quoted Prices                                      $ 104,680,960                  $    (24,148)
Level 2--Other Significant Observable Inputs                   96,240,621                    (1,996,918)
Level 3--Significant Unobservable Inputs                        1,718,609                            --
---------------------------------------------------------------------------------------------------------
Total                                                       $ 202,640,190                  $ (2,021,066)
                                                            =============================================

* Otherfinancial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swaps are reported at their market value at measurement date.

                           F9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30,2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of June 30,2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                          SHARES       GROSS        GROSS          SHARES
                                                               DECEMBER 31, 2007   ADDITIONS   REDUCTIONS   JUNE 30, 2008
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                            --   2,899,088    2,899,088              --

                                                                                                                 DIVIDEND
                                                                                                                   INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                               $    579

-------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                                                               UNREALIZED
                                                                   NUMBER OF  EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                                    BUY/SELL   CONTRACTS        DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                              Buy          34     9/19/08   $   3,930,188   $       64,135
U.S. Treasury Nts., 2 yr.                                   Sell         127     9/30/08      26,822,797          (21,908)
U.S. Treasury Nts., 5 yr.                                    Buy          37     9/30/08       4,090,523          (15,714)
U.S. Treasury Nts., 10 yr.                                  Sell         133     9/19/08      15,151,609          (74,585)
                                                                                                           ----------------
                                                                                                           $      (48,072)
                                                                                                           ================

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                      BUY/SELL  NOTIONAL                             PREMIUM
SWAP                                                    CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION  RECEIVED/
COUNTERPARTY         REFERENCE ENTITY               PROTECTION    (000s)   FIXED RATE         DATE     (PAID)       VALUE
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                     American International
                     Group, Inc.                          Sell  $    795        1.850%     9/20/08  $      --  $      367
                     Capmark Financial Group, Inc.        Sell       225        1.000      6/20/12         --     (58,739)
                     Countrywide Home Loans, Inc.         Sell       275        0.750      9/20/08         --      (3,416)
                     Dillard's, Inc.                      Sell       160        1.900     12/20/08         --      (1,543)
                     HCP, Inc.                            Sell       190        4.600      3/20/09         --         194
                     iStar Financial, Inc.                Sell       215        4.400     12/20/12         --     (17,793)
                     Kohl's Corp.                          Buy       120        1.180      6/20/18         --       1,286
                     Kohl's Corp.                         Sell       120        1.080      6/20/13         --        (640)
                     Kohl's Corp.                         Sell       120        0.900      6/20/13         --      (1,584)
                     Kohl's Corp.                          Buy       120        1.040      6/20/18         --       2,527
                     Lehman Brothers Holdings, Inc.       Sell       470        0.490      9/20/10         --     (24,014)
                     Merrill Lynch & Co., Inc.            Sell       885        0.680      9/20/08         --         128
                     Morgan Stanley                       Sell       670        2.150      9/20/08         --       2,472
                     Six Flags, Inc.                      Sell       225        8.250     12/20/08         --     (16,543)
                     Toys "R" Us, Inc.                    Sell       235        1.450      9/20/08         --      (3,756)
                     XL Capital Ltd.                      Sell       255        3.550      9/20/09         --          --
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                     ArvinMeritor, Inc.                   Sell       375        1.550      9/20/08         --      (4,308)
                     CenturyTel, Inc.                      Buy       170        1.230      9/20/13         --       3,602
                     Intelsat Ltd.                        Sell       240        3.450      9/20/08         --         958
                     iStar Financial, Inc.                Sell        25        4.000     12/20/12         --      (2,396)
                     iStar Financial, Inc.                Sell        60       12.000      3/20/09         --       2,209
                     Morgan Stanley                       Sell       720        2.150      9/20/08         --       2,656
                     Rite Aid Corp.                       Sell        35        7.500      3/20/09         --         442
                     Saks, Inc.                           Sell       380        2.000      9/20/08         --         387
                     Sprint Nextel Corp.                  Sell       550        6.300      3/20/09         --      10,850

                          F10 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                        BUY/SELL  NOTIONAL                                PREMIUM
SWAP                                                      CREDIT    AMOUNT   PAY/RECEIVE  TERMINATION   RECEIVED/
COUNTERPARTY         REFERENCE ENTITY                 PROTECTION    (000s)    FIXED RATE         DATE      (PAID)        VALUE
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued

                     The Bear Stearns Cos., Inc.            Sell  $    265         2.088%    12/20/08   $      --   $      116
                     The Goodyear Tire & Rubber Co.         Sell       360         1.550      9/20/08          --           37
                     TXU Corp.                              Sell        75         5.910     12/20/12          --         (499)
                     TXU Corp.                              Sell        70         6.050     12/20/12          --         (136)
                     TXU Corp.                              Sell        75         6.000     12/20/12          --         (272)
                     Vornado Realty LP                      Sell       125         3.600      3/20/09          --        2,957
                     Wachovia Corp.                         Sell       250         1.000      3/20/09          --           17
                     Washington Mutual, Inc.                Sell       135         6.500     12/20/08          --         (559)
                     Washington Mutual, Inc.                Sell       465         6.800      6/20/09          --       (4,169)
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                     ABX.HE.AA.06-2 Index                   Sell       100         0.170      5/25/46      11,999      (79,636)
                     Allied Waste North America, Inc.       Sell       150         2.000      9/20/09          --         (790)
                     Allied Waste North America, Inc.       Sell       240         2.000      9/20/09          --       (1,264)
                     Ambac Assurance Corp.                  Sell       335         4.550      9/20/08          --      (26,174)
                     Ambac Assurance Corp.                  Sell       265         4.550      9/20/08          --      (20,705)
                     Ambac Assurance Corp.                  Sell       135         8.450     12/20/08          --      (11,489)
                     CDX.NA.IG.10 Index                      Buy       860         1.550      6/20/13      19,082       (4,738)
                     Cemex                                  Sell       125         2.000      3/20/09          --           27
                     Centex Corp.                           Sell        60         1.550      9/20/09          --       (1,536)
                     CenturyTel, Inc.                        Buy       275         1.230      9/20/13          --        5,826
                     Countrywide Home Loans, Inc.           Sell       200         3.250      9/20/08          --       (1,230)
                     Dillard's, Inc.                        Sell        90         0.750      9/20/08          --         (866)
                     Dow Jones CDX.NA.IG.7 Index             Buy       900         0.400     12/20/11        (93)       35,437
                     Georgia-Pacific Corp.                  Sell       360         1.750      9/20/08          --       (1,456)
                     Intelsat Ltd.                          Sell       100         2.850      9/20/08          --          248
                     iStar Financial, Inc.                  Sell       435         2.925     12/20/08          --      (14,624)
                     iStar Financial, Inc.                  Sell       250         3.000     12/20/08          --       (8,314)
                     iStar Financial, Inc.                  Sell        35         4.320     12/20/12          --       (2,988)
                     iStar Financial, Inc.                  Sell       155        12.000      3/20/09          --        5,705
                     Jones Apparel Group, Inc.              Sell       125         2.720      6/20/13          --       (2,458)
                     Jones Apparel Group, Inc.               Buy       125         2.635      6/20/18          --        3,777
                     Kohl's Corp.                           Sell       120         1.180      6/20/13          --         (116)
                     Kohl's Corp.                            Buy       120         1.300      6/20/18          --          222
                     Lehman Brothers Holdings,Inc.          Sell       430         1.410      9/20/08          --       (5,090)
                     Levi Strauss & Co.                     Sell       215         1.000      9/20/08          --           12
                     Levi Strauss & Co.                     Sell       160         0.900      9/20/08          --          (32)
                     Liz Claiborne, Inc.                    Sell       465         3.250      6/20/09          --          288
                     MBIA, Inc.                             Sell       235         0.520      9/20/08          --      (19,409)
                     MBIA, Inc.                             Sell       240         0.600      9/20/08          --      (19,776)
                     MBIA Insurance Corp.                   Sell       360         8.850     12/20/08          --      (63,064)
                     Owens-Illinois, Inc.                   Sell       200         1.250      9/20/08          --           48
                     Prudential Financial, Inc.             Sell       135         2.050      6/20/09          --          (52)
                     Tenet Healthcare Corp.                 Sell       375         1.600      3/20/09          --       (3,656)
                     The Bear Stearns Cos., Inc.            Sell       890         2.350      9/20/08          --         (879)
                     Vornado Realty LP                      Sell       250         3.875      6/20/09          --        6,434
                     Wachovia Corp.                         Sell       555         1.000      3/20/09          --           37
                     Washington Mutual, Inc.                Sell        55         4.500     12/20/08          --         (765)
                     Washington Mutual, Inc.                Sell       260         4.500     12/20/08          --       (3,614)
                     XL Capital Ltd.                        Sell       285         3.550      9/20/09          --         (909)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital
Markets LP:

                     ABX.HE.AA.06-2 Index                   Sell        35         0.170      5/25/46       2,884      (27,824)
                     ABX.HE.AA.06-2 Index                   Sell       150         0.170      5/25/46      59,246     (119,246)
                     Capmark Financial Group, Inc.          Sell       220         0.950      6/20/12          --      (57,732)
                     Dole Food Co., Inc.                    Sell       360         3.880      9/20/08          --       (2,418)
                     First Data Corp.                       Sell       235         1.150      9/20/08          --       (1,265)
                     K. Hovnanian Enterprises, Inc.         Sell       130         6.750      9/20/08          --         (142)

                          F11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                       BUY/SELL  NOTIONAL                                 PREMIUM
SWAP                                                     CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
COUNTERPARTY         REFERENCE ENTITY                PROTECTION    (000s)    FIXED RATE          DATE      (PAID)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                     Amkor Technology, Inc.                Sell  $     35         2.650%      9/20/08   $      --   $      35
                     Citigroup, Inc.                       Sell       265         1.250       9/20/08          --      (8,163)
                     D.R. Horton, Inc.                     Sell       220         4.210      12/20/08          --         321
                     General Mills, Inc.                   Sell       305         0.380      12/20/12          --        (217)
                     iStar Financial, Inc.                 Sell        30         3.950      12/20/12          --      (2,925)
                     Pulte Homes, Inc.                     Sell       335         2.750       9/20/09          --      (3,781)
                     R.H. Donnelley Corp.                  Sell       280         9.000       3/20/09          --       6,567
                     Sara Lee Corp.                         Buy       295         0.419       9/20/12          --         605
                     Smurfit-Stone Container
                     Enterprises, Inc.                     Sell       360         1.450       9/20/08          --          67
                     Sprint Nextel Corp.                   Sell       195         6.300       3/20/09          --       3,847
                     Univision Communications, Inc.        Sell        25         5.000       6/20/09       2,750        (191)
                     Univision Communications, Inc.        Sell        70         5.000       6/20/09       4,200        (535)
                     Univision Communications, Inc.        Sell        70         5.000       6/20/09       7,000        (535)
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                     ABX.HE.AA.06-2 Index                  Sell       140         0.170       5/25/46      90,639    (111,630)
                     Ambac Assurance Corp.                 Sell       110         8.500      12/20/08          --      (9,337)
                     Ambac Assurance Corp.                 Sell       135         4.650       9/20/08          --     (10,515)
                     Cemex, Sociedad Anonima
                     Bursatil De Capital Variable          Sell       265         1.950       3/20/09          --         (40)
                     Centex Corp.                          Sell       100         3.750       6/20/09          --          76
                     CenturyTel, Inc.                       Buy       130         1.230       9/20/13          --       2,754
                     D.R. Horton, Inc.                     Sell       340         4.200      12/20/08          --         479
                     General Mills, Inc.                   Sell       370         0.400      12/20/12          --          42
                     Genworth Financial, Inc.              Sell       380         3.250       3/20/09          --         493
                     Harrah's Operating Co., Inc.          Sell       350         5.000       3/20/10      17,500     (28,296)
                     Limited Brands, Inc.                  Sell       120         2.900       6/20/13          --         (46)
                     Limited Brands, Inc.                   Buy       120         2.930       6/20/18          --      (5,885)
                     Liz Claiborne, Inc.                    Buy       175         2.920       6/20/18          --       2,402
                     Liz Claiborne, Inc.                   Sell       175         3.150       6/20/13          --         300
                     Liz Claiborne, Inc.                   Sell        65         2.750       6/20/13          --        (943)
                     Liz Claiborne, Inc.                    Buy        65         2.600       6/20/18          --       2,241
                     Macy's, Inc.                          Sell       240         2.610       6/20/13          --       6,336
                     Macy's, Inc.                           Buy       240         2.540       6/20/18          --      (3,117)
                     Macy's, Inc.                          Sell       120         2.570       6/20/13          --       2,965
                     Macy's, Inc.                           Buy       120         2.500       6/20/18          --      (1,229)
                     Merrill Lynch & Co., Inc.             Sell       135         3.000       9/20/08          --         813
                     Morgan Stanley                        Sell       900         0.640       9/20/08          --        (122)
                     Nortel Networks Corp.                 Sell        60         1.850       9/20/08          --          18
                     Prudential Financial, Inc.            Sell       135         2.100       6/20/09          --          14
                     R.H. Donnelley Corp.                  Sell        35         5.000       3/20/09       3,500      (1,348)
                     Rite Aid Corp.                        Sell       120         5.000       9/20/09       3,600      (2,776)
                     Sprint Nextel Corp.                   Sell       370         6.300       3/20/09          --       7,299
                     The Hartford Financial Services
                     Group, Inc.                           Sell       125         2.350       3/20/09          --       1,243
                     The Hartford Financial Services
                     Group, Inc.                           Sell       130         2.350       3/20/09          --       1,292
                     Toys "R" Us, Inc.                     Sell        30         8.610       3/20/09          --         830
                     Toys "R" Us, Inc.                     Sell        25         8.610       3/20/09          --         692
                     Univision Communications, Inc.        Sell        30         3.000      12/20/08          --      (1,086)
                     Univision Communications, Inc.        Sell       240         3.000      12/20/08          --      (8,691)
                     Univision Communications, Inc.        Sell        65         5.000       3/20/09       5,525      (2,270)
                     Washington Mutual, Inc.               Sell       135         6.800       6/20/09          --      (1,210)
                     Washington Mutual, Inc.               Sell       120         4.400      12/20/08          --      (1,727)

                          F12 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                        BUY/SELL  NOTIONAL                                  PREMIUM
SWAP                                                      CREDIT    AMOUNT   PAY/RECEIVE    TERMINATION   RECEIVED/
COUNTERPARTY         REFERENCE ENTITY                 PROTECTION    (000s)    FIXED RATE           DATE      (PAID)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc:

                     ABX.HE.AA.06-2 Index                   Sell  $     35         0.170 %      5/25/46   $   2,796   $    (27,907)
                     ABX.HE.AA.06-2 Index                   Sell        70         0.170        5/25/46       7,000        (55,815)
                     Countrywide Home Loans, Inc.           Sell       175         0.750        9/20/08          --         (2,174)
                     Countrywide Home Loans, Inc.           Sell       705         0.420        6/20/09          --        (18,173)
                     First Data Corp.                       Sell       145         1.350        9/20/08          --           (707)
                     Ford Motor Co.                         Sell       490         7.150       12/20/16          --       (107,871)
                     Ford Motor Co.                         Sell       230         7.050       12/20/16          --        (57,515)
                     General Motors Corp.                   Sell       245         5.800       12/20/16          --        (82,676)
                     General Motors Corp.                   Sell       240         5.750       12/20/16          --        (81,323)
                     Harrah's Operating Co., Inc.           Sell       135         2.200        9/20/08          --         (1,360)
                     Inco Ltd.                               Buy       240         0.700        3/20/17          --           (226)
                     Inco Ltd.                               Buy       240         0.630        3/20/17          --          2,775
                     J.C. Penney Co., Inc.                  Sell       230         1.300       12/20/17          --         (7,027)
                     J.C. Penney Co., Inc.                  Sell       225         1.070       12/20/17          --        (10,459)
                     Jones Apparel Group, Inc.              Sell       245         3.200        6/20/13          --            (68)
                     Jones Apparel Group, Inc.               Buy       245         2.970        6/20/18          --          2,068
                     Kohl's Corp.                            Buy       335         0.660       12/20/17          --          8,755
                     Kohl's Corp.                            Buy       345         0.870       12/20/17          --          3,734
                     Lennar Corp.                           Sell       215         2.900       12/20/08          --         (3,891)
                     Liz Claiborne, Inc.                    Sell       240         3.100        6/20/13          --            (75)
                     Liz Claiborne, Inc.                     Buy       240         2.900        6/20/18          --          3,606
                     Merrill Lynch & Co., Inc.              Sell       225         3.250        9/20/08          --          1,498
                     Merrill Lynch & Co., Inc.              Sell       665         3.000        9/20/08          --          4,005
                     Residential Capital LLC                Sell       545         6.120        9/20/08          --         (9,663)
                     Sara Lee Corp.                          Buy       380         0.418        9/20/12          --            794
                     The Hartford Financial Services
                     Group, Inc.                            Sell       125         2.400        3/20/09          --          1,289
                     Toys "R" Us, Inc.                      Sell       140         2.550        9/20/08          --         (1,852)
                     Vale Overseas Ltd.                     Sell       240         1.170        3/20/17          --         (9,648)
                     Vale Overseas Ltd.                     Sell       240         1.100        3/20/17          --        (10,777)
                                                                                                          --------------------------
                                                                                                          $ 237,628   $ (1,180,925)
                                                                                                          ==========================

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                           NOTIONAL                                                                  TERMINATION
SWAP COUNTERPARTY            AMOUNT               PAID BY THE FUND            RECEIVED BY THE FUND          DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
                                     If positive, the Total Return   If negative, the Total Return
                                            of the Lehman Brothers          of the Lehman Brothers
Citibank NA            $  1,400,000            U.S. CMBS AAA Index             U.S. CMBS AAA Index        2/1/09  $  (28,972)
----------------------------------------------------------------------------------------------------------------------------
                                                                     If negative, the Total Return
                                     If positive, the Total Return     of the Lehman Brothers U.S.
                                       of the Lehman Brothers U.S.             CMBS AAA 8.5+ Index
Deutsche Bank AG            900,000            CMBS AAA 8.5+ Index           minus 15 basis points        8/1/08     (35,460)
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                                     If positive, the Total Return   If negative, the Total Return
                                       of the Lehman Brothers U.S.     of the Lehman Brothers U.S.
                            500,000            CMBS AAA 8.5+ Index             CMBS AAA 8.5+ Index        3/1/09     (19,595)

                                                                     If negative, the Total Return
                                     If positive, the Total Return     of the Lehman Brothers U.S.
                                       of the Lehman Brothers U.S.        CMBS AAA 8.5+ Index plus
                          1,200,000            CMBS AAA 8.5+ Index                200 basis points        3/1/09     (29,210)
                                                                     If negative, the Total Return
                                     If positive, the Total Return     of the Lehman Brothers U.S.
                                       of the Lehman Brothers U.S.             CMBS AAA 8.5+ Index
                          1,540,000            CMBS AAA 8.5+ Index           minus 50 basis points       12/1/08     (64,067)


                          F13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                           NOTIONAL                                                                       TERMINATION
SWAP COUNTERPARTY            AMOUNT                  PAID BY THE FUND               RECEIVED BY THE FUND         DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
                                                                        If negative, the Total Return of
                                     If positive, the Total Return of           the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.          CMBS AAA 8.5+ Index minus
                       $  2,800,000               CMBS AAA 8.5+ Index                    30 basis points       8/1/08   $ (111,151)
                                                                           If negative, the Total Return
                                     If positive, the Total Return of        of the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.             CMBS AAA Index plus 25
                          1,400,000                    CMBS AAA Index                       basis points       2/1/09      (28,892)
                                                                        If negative, the Total Return of
                                     If positive, the Total Return of           the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.          CMBS AAA 8.5+ Index minus
                          3,900,000               CMBS AAA 8.5+ Index                    15 basis points       8/1/08     (154,395)

                                     If positive, the Total Return of      If negative, the Total Return
                                             the Lehman Brothers U.S.        of the Lehman Brothers U.S.
                            670,000               CMBS AAA 8.5+ Index                CMBS AAA 8.5+ Index       3/1/09      (26,452)

                                     If positive, the Total Return of      If negative, the Total Return
                                             the Lehman Brothers U.S.        of the Lehman Brothers U.S.
                            800,000               CMBS AAA 8.5+ Index                CMBS AAA 8.5+ Index       5/1/09      (31,584)
                                                                        If negative, the Total Return of
                                     If positive, the Total Return of           the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.          CMBS AAA 8.5+ Index minus
                          1,500,000               CMBS AAA 8.5+ Index                    20 basis points       5/1/09      (59,437)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                     If positive, the Total Return of      If negative, the Total Return
                                             the Lehman Brothers U.S.        of the Lehman Brothers U.S.
                          2,600,000               CMBS AAA Index                          CMBS AAA Index       3/1/09      (45,414)

                                                                           If negative, the Total Return
                                     If positive, the Total Return of        of the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.           CMBS AAA 8.5+ Index plus
                          1,120,000               CMBS AAA 8.5+ Index                   250 basis points       3/1/09      (18,177)

                                                                           If negative, the Total Return
                                     If positive, the Total Return of        of the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.           CMBS AAA 8.5+ Index plus
                          1,240,000               CMBS AAA 8.5+ Index                   350 basis points       3/1/09      (10,919)

                                                                           If negative, the Total Return
                                     If positive, the Total Return of        of the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.          CMBS AAA 8.5+ Index minus
                          3,100,000               CMBS AAA 8.5+ Index                    50 basis points      12/1/08     (120,876)

                                                                           If negative, the Total Return
                                     If positive, the Total Return of        of the Lehman Brothers U.S.
                                             the Lehman Brothers U.S.          CMBS AAA 8.5+ Index minus
                            790,000               CMBS AAA 8.5+ Index                    65 basis points      12/1/08      (31,392)
                                                                                                                        ----------
                                                                                                                        $ (815,993)
                                                                                                                        ==========

Abbreviation is as follows:

CMBS    Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F14 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------


June 30, 2008
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------

Investments, at value (cost $217,680,320)--see accompanying statement of investments                 $ 202,640,190
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $45,564)                                                            147,128
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                         1,217,108
Interest, dividends and principal paydowns                                                                 856,114
Shares of capital stock sold                                                                                 2,726
Other                                                                                                        9,810
                                                                                                     ---------------
Total assets                                                                                           204,873,076

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------

Bank overdraft                                                                                             417,126
--------------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $192,064)                                                             2,144,046
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $23,237,328 purchased on a when-issued or delayed delivery basis)      23,701,482
Shares of capital stock redeemed                                                                            34,181
Futures margins                                                                                             24,148
Shareholder communications                                                                                   8,997
Directors' compensation                                                                                      8,477
Transfer and shareholder servicing agent fees                                                                  862
Other                                                                                                       29,634
                                                                                                     ---------------
Total liabilities                                                                                       26,368,953

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $ 178,504,123
                                                                                                     ===============

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                                 $     134,180
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                             279,506,627
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        3,795,242
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                           (88,084,434)
--------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                             (16,847,492)
                                                                                                     ---------------
NET ASSETS--APPLICABLE TO 134,180,368 SHARES OF CAPITAL STOCK OUTSTANDING                            $ 178,504,123
                                                                                                     ===============

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                             $        1.33


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F15 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended June 30, 2008
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------

Interest                                                           $  2,604,997
---------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                1,415,524
Affiliated companies                                                        579
                                                                   --------------
Total investment income                                               4,021,100

---------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------

Management fees                                                         608,125
---------------------------------------------------------------------------------
Shareholder communications                                                9,654
---------------------------------------------------------------------------------
Accounting service fees                                                   7,500
---------------------------------------------------------------------------------
Directors' compensation                                                   5,451
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             4,997
---------------------------------------------------------------------------------
Administration service fees                                                 750
---------------------------------------------------------------------------------
Other                                                                    21,154
                                                                   --------------
Total expenses                                                          657,631
Less waivers and reimbursements of expenses                                 (13)
                                                                   --------------
Net expenses                                                            657,618

---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,363,482

---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                (349,511)
Closing and expiration of futures contracts                            (312,341)
Swap contracts                                                          166,511
                                                                   --------------
Net realized loss                                                      (495,341)
---------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (22,835,107)
Futures contracts                                                         2,722
Swap contracts                                                       (1,355,027)
                                                                   --------------
Net change in unrealized depreciation                               (24,187,412)

---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(21,319,271)
                                                                   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F16 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                               JUNE 30, 2008     DECEMBER 31,
                                                                                 (UNAUDITED)             2007
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------

Net investment income                                                          $   3,363,482    $   6,577,904
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (495,341)      13,494,318
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (24,187,412)      (6,855,054)
                                                                               --------------------------------
Net increase (decrease) in net assets resulting from operations                  (21,319,271)      13,217,168

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------

Dividends from net investment income                                              (5,766,300)      (6,971,904)

---------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from capital stock transactions             (10,460,414)     (30,309,527)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------

Total decrease                                                                   (37,545,985)     (24,064,263)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              216,050,108      240,114,371
                                                                               --------------------------------
End of period (including accumulated net investment income of $3,795,242 and
$6,198,060, respectively)                                                      $ 178,504,123    $ 216,050,108
                                                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F17 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                             JUNE 30, 2008                                    YEAR ENDED DECEMBER 31,
                                               (UNAUDITED)      2007       2006       2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $        1.53    $ 1.49    $  1.37    $  1.34    $  1.25    $       1.07
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02 1     .04 1      .04 1      .03 1      .03 1           .03
Net realized and unrealized gain (loss)               (.18)      .04        .12        .03        .09             .19
                                             --------------------------------------------------------------------------
Total from investment operations                      (.16)      .08        .16        .06        .12             .22
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.04)     (.04)      (.04)      (.03)      (.03)           (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $        1.33    $ 1.53    $  1.49    $  1.37    $  1.34    $       1.25
                                             ==========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (10.33)%    5.82%     11.70%      4.78%      9.47%          21.10%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)      $         179    $  216    $   240    $   261    $   303    $        328
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $         195    $  231    $   247    $   277    $   311    $        313
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.46%     2.84%      2.74%      2.34%      2.00%           2.15%
Total expenses                                        0.68% 4   0.68% 4    0.66% 4    0.69%      0.66%           0.67%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              0.68%     0.68%      0.66%      0.68%      0.66%           0.67%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 57% 5    107% 5     151% 5     149% 5     144% 5          292%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008         0.68%
           Year Ended December 31, 2007        0.68%
           Year Ended December 31, 2006        0.66%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008            $119,043,327        $108,183,553
Year Ended December 31, 2007              $184,746,936        $185,640,788
Year Ended December 31, 2006              $299,867,320        $323,936,795
Year Ended December 31, 2005              $557,799,525        $563,615,189
Year Ended December 31, 2004              $739,617,290        $758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          F18 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the "Portfolio") is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager"). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of

                         F19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                    WHEN-ISSUED OR DELAYED
                               DELIVERY BASIS TRANSACTIONS
        --------------------------------------------------
        Purchased securities                  $ 23,237,328

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income

                          F20 | TOTAL RETURN PORTFOLIO
or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Portfolio utilized $13,889,673 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

        EXPIRING
        --------------------------------
        2009             $    17,577,427
        2010                  70,023,891
                         ---------------
        Total            $    87,601,618
                         ===============

As of June 30, 2008, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $88,096,959 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities         $     217,694,683
                                               =================
        Gross unrealized appreciation          $       7,423,421
        Gross unrealized depreciation                (24,285,276)
                                               -----------------
        Net unrealized depreciation            $     (16,861,855)
                                               =================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

                          F21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2008     YEAR ENDED DECEMBER 31, 2007
                                                  SHARES           AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold                                             449,643     $    633,990       1,657,950    $    2,532,838
Dividends and/or distributions reinvested      4,303,208        5,766,300       4,775,277         6,971,904
Redeemed                                     (11,902,181)     (16,860,704)    (26,155,806)      (39,814,269)
                                            -----------------------------------------------------------------
Net decrease                                  (7,149,330)    $(10,460,414)    (19,722,579)   $  (30,309,527)
                                            =================================================================

--------------------------------------------------------------------------------
3.P URCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                                            PURCHASES           SALES
                --------------------------------------------------------------------------------------
                Investment securities                                $    100,755,924   $ 112,283,885
                To Be Announced (TBA) mortgage-related securities         119,043,327     108,183,553

                          F22 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Portfolio pays the Manager a management fee based on the daily net assets of the Portfolio at an annual rate as shown in the following table:

        FEE SCHEDULE
        -----------------------------------
        Up to $600 million           0.625%
        Over $600 million            0.450

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2008, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $13 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

                          F23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                          F24 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Portfolio uses derivative instruments, how these activities are accounted for, and their effect on the Portfolio's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Portfolio's financial statements and related disclosures.

                          F25 | TOTAL RETURN PORTFOLIO

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                          F26 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           7 | TOTAL RETURN PORTFOLIO




                                                         [OPPENHEIMERFUNDS LOGO]
  JUNE 30, 2008

--------------------------------------------------------------------------------

    Oppenheimer                                                  Management
    International Growth                                        Commentaries
    Fund/VA                                                         and
    A Series of Panorama Series Fund, Inc.                       Semiannual
                                                                   Report

--------------------------------------------------------------------------------

    MANAGEMENT COMMENTARIES

       Investment Strategy Discussion

       Listing of Top Holdings

    SEMIANNUAL REPORT

       Listing of Investments

       Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING         ENDING          EXPENSES
                                     ACCOUNT           ACCOUNT         PAID DURING
                                     VALUE             VALUE           6 MONTHS ENDED
ACTUAL                               JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
---------------------------------------------------------------------------------------
Non-Service shares                   $1,000.00         $  891.30       $4.67
---------------------------------------------------------------------------------------
Service shares                        1,000.00            888.10        5.84

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------------
Non-Service shares                    1,000.00          1,019.94        4.98
---------------------------------------------------------------------------------------
Service shares                        1,000.00          1,018.70        6.24

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Non-Service shares          0.99%
-------------------------------------
Service shares              1.24

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                SHARES          VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
COMMON STOCKS--89.3%
---------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--14.5%
---------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG                                                  49,335    $ 5,017,928
---------------------------------------------------------------------------------------
AUTOMOBILES--2.2%
Bayerische Motoren Werke (BMW) AG                               52,498      2,525,134
---------------------------------------------------------------------------------------
Honda Motor Co.                                                 59,320      2,016,718
---------------------------------------------------------------------------------------
Porsche Automobil Holding                                       13,450      2,069,149
---------------------------------------------------------------------------------------
Toyota Motor Corp.                                              55,998      2,634,026
                                                                          -------------
                                                                            9,245,027

---------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                                     98,740      1,504,553
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                                  52,300      1,723,808
---------------------------------------------------------------------------------------
Enterprise Inns plc                                            283,230      2,290,437
---------------------------------------------------------------------------------------
William Hill plc                                               130,905        829,986
                                                                          -------------
                                                                            4,844,231

---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Groupe SEB SA                                                   58,536      3,423,259
---------------------------------------------------------------------------------------
Sony Corp.                                                      71,800      3,084,902
                                                                          -------------
                                                                            6,508,161

---------------------------------------------------------------------------------------
MEDIA--2.5%
British Sky Broadcasting Group plc                             129,468      1,217,187
---------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                91,900      2,170,678
---------------------------------------------------------------------------------------
Mediaset SpA                                                   340,900      2,247,566
---------------------------------------------------------------------------------------
Societe Television Francaise 1                                  53,470        888,552
---------------------------------------------------------------------------------------
Vivendi SA                                                      58,780      2,230,371
---------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                             295,300      1,372,690
                                                                          -------------
                                                                           10,127,044

---------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                                    11,020      1,217,445
---------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                                      65,800      3,551,530
---------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                   73,100      3,367,613
                                                                          -------------
                                                                            6,919,143

---------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.4%
Burberry Group plc                                             409,268      3,674,548
---------------------------------------------------------------------------------------
Compagnie Financiere Richemont
AG, A Shares                                                    57,252      3,161,748
---------------------------------------------------------------------------------------
Luxottica Group SpA                                             97,900      2,288,542
---------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                               19,440      2,026,076
---------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                    11,427      2,831,482
                                                                          -------------
                                                                           13,982,396


                                                                SHARES          VALUE
---------------------------------------------------------------------------------------
CONSUMER STAPLES--4.7%
---------------------------------------------------------------------------------------
BEVERAGES--1.7%
C&C Group plc                                                  329,000    $ 1,823,346
---------------------------------------------------------------------------------------
Foster's Group Ltd.                                            116,031        563,954
---------------------------------------------------------------------------------------
Heineken NV                                                     30,100      1,529,938
---------------------------------------------------------------------------------------
Pernod-Ricard SA 1                                              30,540      3,137,474
                                                                          -------------
                                                                            7,054,712

---------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
William Morrison Supermarkets plc                              173,934        922,417
---------------------------------------------------------------------------------------
Woolworths Ltd.                                                 67,306      1,577,590
                                                                          -------------
                                                                            2,500,007

---------------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Barry Callebaut AG                                               6,774      4,387,678
---------------------------------------------------------------------------------------
Cadbury plc                                                     66,556        835,144
---------------------------------------------------------------------------------------
Nestle SA                                                       37,400      1,689,965
                                                                          -------------
                                                                            6,912,787

---------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                                      24,140      2,626,309
---------------------------------------------------------------------------------------
ENERGY--5.3%
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip SA                                                      73,910      6,795,509
---------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.7%
BG Group plc                                                   251,770      6,554,395
---------------------------------------------------------------------------------------
BP plc, ADR                                                     35,400      2,462,778
---------------------------------------------------------------------------------------
Total SA                                                        49,580      4,230,935
---------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                   50,700      1,879,956
                                                                          -------------
                                                                           15,128,064
---------------------------------------------------------------------------------------
FINANCIALS--9.8%
---------------------------------------------------------------------------------------
CAPITAL MARKETS--2.8%
3i Group plc                                                   126,599      2,068,419
---------------------------------------------------------------------------------------
Collins Stewart plc                                            973,385      1,415,609
---------------------------------------------------------------------------------------
Credit Suisse Group AG                                          25,198      1,143,331
---------------------------------------------------------------------------------------
ICAP plc                                                       109,370      1,169,712
---------------------------------------------------------------------------------------
Mediobanca SpA                                                   1,300         21,963
---------------------------------------------------------------------------------------
Tullett Prebon plc                                             655,530      5,571,239
                                                                          -------------
                                                                           11,390,273

---------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Anglo Irish Bank Corp.                                         361,600      3,410,310
---------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 2                                82,925      2,384,923
---------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                         235,620      1,004,933
---------------------------------------------------------------------------------------
Societe Generale, Cl. A                                         18,054      1,554,253
---------------------------------------------------------------------------------------
UniCredito Italiano SpA                                          2,012         12,189
                                                                          -------------
                                                                            8,366,608

                  F1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                SHARES           VALUE
----------------------------------------------------------------------------------------
INSURANCE--2.1%
Allianz SE                                                      11,455     $ 2,016,537
----------------------------------------------------------------------------------------
AMP Ltd.                                                       190,213       1,219,910
----------------------------------------------------------------------------------------
Prudential plc                                                 111,678       1,185,626
----------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                       191,054       4,057,311
                                                                           -------------
                                                                             8,479,384

----------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.1%
Daito Trust Construction Co. Ltd.                               51,803       2,512,459
----------------------------------------------------------------------------------------
DIC Asset AG                                                    59,852       1,511,519
----------------------------------------------------------------------------------------
Solidere, GDR 3                                                 25,380         923,986
----------------------------------------------------------------------------------------
Solidere, GDR 3,4                                              102,720       3,739,631
                                                                           -------------
                                                                             8,687,595

----------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Housing Development Finance Corp. Ltd.                          46,300       2,114,412
----------------------------------------------------------------------------------------
Paragon Group Cos. plc                                         649,452         934,626
                                                                           -------------
                                                                             3,049,038
----------------------------------------------------------------------------------------
HEALTH CARE--14.4%
----------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
CSL Ltd.                                                        95,200       3,258,117
----------------------------------------------------------------------------------------
Marshall Edwards, Inc. 2,5                                     214,800         552,036
----------------------------------------------------------------------------------------
Marshall Edwards, Inc. 2,4                                     330,600         849,642
----------------------------------------------------------------------------------------
NeuroSearch AS 2                                                87,786       4,457,318
----------------------------------------------------------------------------------------
NicOx SA 2                                                     301,288       4,282,933
----------------------------------------------------------------------------------------
Santhera Pharmaceuticals 2                                       8,566         666,631
                                                                           -------------
                                                                            14,066,677

----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
DiaSorin SpA 2                                                   8,900         189,171
----------------------------------------------------------------------------------------
Essilor International SA                                        31,970       1,955,025
----------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                        53,940       1,752,972
----------------------------------------------------------------------------------------
Smith & Nephew plc                                             189,350       2,079,590
----------------------------------------------------------------------------------------
Sonova Holding AG                                               37,675       3,101,717
----------------------------------------------------------------------------------------
Straumann Holding AG                                             8,033       1,915,023
----------------------------------------------------------------------------------------
Synthes, Inc.                                                   43,071       5,910,144
----------------------------------------------------------------------------------------
Terumo Corp.                                                    49,200       2,511,315
----------------------------------------------------------------------------------------
William Demant Holding AS 2                                    101,800       6,705,569
                                                                           -------------
                                                                            26,120,526

----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Sonic Healthcare Ltd.                                          406,000       5,663,053
----------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B 2                                            279,600         287,843
----------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Art Advanced Research Technologies, Inc. 2,4                   898,700         132,201
----------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 2                     270,100          39,732

                                                                  SHARES         VALUE
----------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES Continued
Art Advanced Research Technologies, Inc., Series 1 2             360,333   $    53,006
----------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 2 2             113,634        16,716
----------------------------------------------------------------------------------------
BTG plc 2                                                        374,774     1,388,467
----------------------------------------------------------------------------------------
Proteome Systems Ltd. 2                                        3,323,849       382,370
                                                                           -------------
                                                                             2,012,492

----------------------------------------------------------------------------------------
PHARMACEUTICALS--2.6%
Astellas Pharma, Inc.                                             18,700       792,485
----------------------------------------------------------------------------------------
GlaxoSmithKline plc                                               25,041       553,428
----------------------------------------------------------------------------------------
Novogen Ltd. 2                                                 1,154,071     1,297,837
----------------------------------------------------------------------------------------
Roche Holding AG                                                  21,139     3,793,200
----------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                 25,525     1,698,069
----------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                               62,000     1,223,242
----------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                    27,900     1,418,844
                                                                           -------------
                                                                            10,777,105

----------------------------------------------------------------------------------------
INDUSTRIALS--16.9%
----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Empresa Brasileira de Aeronautica SA                             385,126     2,548,928
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
Capita Group plc                                                 583,164     7,985,763
----------------------------------------------------------------------------------------
Experian Group Ltd.                                              235,941     1,743,683
----------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                 77,500     3,353,627
                                                                           -------------
                                                                            13,083,073

----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.4%
Koninklijke Boskalis Westminster NV                               65,991     3,537,793
----------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                           108,080     5,208,933
----------------------------------------------------------------------------------------
Vinci SA 1                                                        16,171       986,708
                                                                           -------------
                                                                             9,733,434

----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--5.4%
ABB Ltd. 2                                                       372,308    10,507,608
----------------------------------------------------------------------------------------
Alstom                                                            31,940     7,323,082
----------------------------------------------------------------------------------------
Ceres Power Holdings plc 2                                       623,960     2,398,651
----------------------------------------------------------------------------------------
Ushio, Inc.                                                      107,200     1,751,585
                                                                           -------------
                                                                            21,980,926

----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Koninklijke (Royal) Philips Electronics NV                        59,900     2,022,723
----------------------------------------------------------------------------------------
Siemens AG                                                        27,457     3,031,276
                                                                           -------------
                                                                             5,053,999

----------------------------------------------------------------------------------------
MACHINERY--3.1%
Aalberts Industries NV                                           282,468     5,336,801
----------------------------------------------------------------------------------------
Demag Cranes AG                                                   50,342     2,391,312
----------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                 10,572     3,274,536

                  F2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
MACHINERY Continued
Takeuchi Mfg. Co. Ltd.                                            67,073   $  1,639,850
                                                                           --------------
                                                                             12,642,499

-----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Bunzl plc                                                        276,619      3,606,157
-----------------------------------------------------------------------------------------
Wolseley plc                                                      74,250        552,041
                                                                           --------------
                                                                              4,158,198

-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Nokia Oyj                                                         58,000      1,420,782
-----------------------------------------------------------------------------------------
Tandberg ASA                                                     329,700      5,405,236
-----------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                        497,080      5,129,521
                                                                           --------------
                                                                             11,955,539

-----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Logitech International SA 2                                      129,309      3,446,931
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.5%
Hoya Corp.                                                       127,293      2,943,018
-----------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                   40,721      1,473,249
-----------------------------------------------------------------------------------------
Keyence Corp.                                                     16,790      3,998,861
-----------------------------------------------------------------------------------------
Nidec Corp.                                                       83,100      5,532,957
-----------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                    68,000      1,176,400
-----------------------------------------------------------------------------------------
Omron Corp.                                                       56,786      1,225,874
-----------------------------------------------------------------------------------------
Phoenix Mecano AG                                                  4,556      2,137,402
                                                                           --------------
                                                                             18,487,761

-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
United Internet AG                                                61,752      1,214,350
-----------------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                17,313      6,638,131
                                                                           --------------
                                                                              7,852,481

-----------------------------------------------------------------------------------------
IT SERVICES--0.7%
Infosys Technologies Ltd.                                         71,364      2,880,767
-----------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Canon, Inc.                                                       62,650      3,211,441
-----------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ASM International NV                                              68,900      2,067,000
-----------------------------------------------------------------------------------------
SOFTWARE--4.4%
Autonomy Corp. plc 2                                             278,830      5,015,017
-----------------------------------------------------------------------------------------
Compugroup Holding AG 2                                           93,978      1,313,922
-----------------------------------------------------------------------------------------
Enix Corp.                                                        34,394      1,017,066
-----------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                 12,500      7,051,373
-----------------------------------------------------------------------------------------
Sage Group plc (The)                                             293,030      1,213,239
-----------------------------------------------------------------------------------------
SAP AG                                                            46,757      2,439,662
                                                                           --------------
                                                                             18,050,279

                                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
MATERIALS--5.7%
-----------------------------------------------------------------------------------------
CHEMICALS--2.8%
Filtrona plc                                                     372,765   $  1,051,984
-----------------------------------------------------------------------------------------
Nufarm Ltd.                                                      301,999      4,609,036
-----------------------------------------------------------------------------------------
Sika AG                                                            1,100      1,723,761
-----------------------------------------------------------------------------------------
Syngenta AG                                                       12,570      4,067,925
                                                                           --------------

                                                                             11,452,706

-----------------------------------------------------------------------------------------
METALS & MINING--2.9%
Impala Platinum Holdings Ltd.                                    158,400      6,251,034
-----------------------------------------------------------------------------------------
Rio Tinto plc                                                     45,081      5,527,265
                                                                           --------------

                                                                             11,778,299
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
KDDI Corp.                                                           289      1,785,412
-----------------------------------------------------------------------------------------
Vodafone Group plc                                               761,922      2,244,986
                                                                           --------------
                                                                              4,030,398
-----------------------------------------------------------------------------------------
UTILITIES--0.4%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Fortum Oyj                                                        36,200      1,838,678
                                                                           --------------
Total Common Stocks (Cost $283,437,813)                                     365,537,247

-----------------------------------------------------------------------------------------
PREFERRED STOCKS--2.0%
-----------------------------------------------------------------------------------------

Companhia Vale do Rio Doce, Sponsored
ADR (Cost $1,807,604)                                            272,500      8,131,400

                                                                   UNITS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------

Marshall Edwards, Inc. Wts.:
Strike Price $4.35, Exp. 7/11/10 2                                89,460        105,909
Strike Price $3.60, Exp. 8/6/12 2                                  7,500         54,470
                                                                           --------------
Total Rights, Warrants and Certificates (Cost $0)                               160,379

                                                                   SHARES
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
INVESTMENT COMPANY--7.6%
------------------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% 6,7
(Cost $31,237,901)                                             31,237,901     31,237,901

------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $316,483,318)                                                          405,066,927

                 F3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                    AMOUNT          VALUE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.8% 8
-------------------------------------------------------------------------------------------

Repurchase agreement (Principal Amount/Value
$3,257,634 with a maturity value of $3,257,878)
with Barclays Capital, 2.70%, dated 6/30/08,
to be repurchased at $3,257,878 on 7/1/08,
collateralized by U.S. Agency Mortgages,
2.90%-6%, 4/25/23-5/15/38,
with a value of $3,322,787
(Cost $3,257,634)                                               $3,257,634   $  3,257,634

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $319,740,952)                                                   99.7%   408,324,561
-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        0.3      1,246,196
                                                               ----------------------------
NET ASSETS                                                           100.0%  $409,570,757
                                                               ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,721,474 or 1.15% of the Fund's net assets as of June 30, 2008.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $552,036, which represents 0.13% of the Fund's net assets, all of which is considered restricted. See Note 5 of accompanying Notes. Information concerning restricted securities is as follows:

                        ACQUISITION                                UNREALIZED
SECURITY                      DATES         COST         VALUE   DEPRECIATION
-------------------------------------------------------------------------------
Marshall
Edwards, Inc.      12/28/05-4/17/08   $1,510,428   $   552,036   $    958,392

6. Rate shown is the 7-day yield as of June 30, 2008.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES          GROSS          GROSS            SHARES
                                                      DECEMBER 31, 2007      ADDITIONS     REDUCTIONS     JUNE 30, 2008
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           26,050,266     59,029,450     53,841,815        31,237,901

                                                                                                               DIVIDEND
                                                                                                VALUE            INCOME
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $31,237,901         $ 432,733

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

            1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

            2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

            3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                   INVESTMENTS IN   OTHER FINANCIAL
                                                                       SECURITIES      INSTRUMENTS*
            -----------------------------------------------------------------------------------------
            Level 1--Quoted Prices                                   $227,320,172               $--
            Level 2--Other Significant Observable Inputs              181,004,389                --
            Level 3--Significant Unobservable Inputs                           --                --
                                                                   ----------------------------------
            Total                                                    $408,324,561               $--
                                                                   ==================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                  F4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                               VALUE    PERCENT
-------------------------------------------------------------------
United Kingdom                             $ 67,258,197       16.5%
Japan                                        55,639,208       13.6
Switzerland                                  52,237,518       12.8
France                                       44,376,000       10.9
United States                                37,781,400        9.3
Australia                                    27,838,111        6.8
Germany                                      23,542,978        5.8
The Netherlands                              14,494,255        3.6
Denmark                                      11,162,887        2.7
Brazil                                       10,680,328        2.6
Sweden                                        8,968,894        2.2
India                                         8,752,792        2.1
Spain                                         6,721,240        1.6
South Africa                                  6,251,034        1.5
Norway                                        5,405,236        1.3
Ireland                                       5,233,656        1.3
Italy                                         4,747,242        1.2
Lebanon                                       4,663,617        1.1
Korea, Republic of South                      3,274,536        0.8
Finland                                       3,259,460        0.8
Mexico                                        2,170,678        0.5
Bermuda                                       1,879,956        0.5
Jersey, Channel Islands                       1,743,683        0.4
Canada                                          241,655        0.1
                                           ------------------------
Total                                      $408,324,561      100.0%
                                           ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $288,503,051)                                                                     $377,086,660
Affiliated companies (cost $31,237,901)                                                                          31,237,901
                                                                                                               --------------
                                                                                                                408,324,561
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                175,072
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                                      1,849,423
Investments sold                                                                                                  1,753,173
Dividends                                                                                                           871,552
Other                                                                                                                26,269
                                                                                                               --------------
Total assets                                                                                                    413,000,050

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                                                        3,257,634
-----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                                    114,086
Distribution and service plan fees                                                                                   13,405
Shareholder communications                                                                                            7,628
Directors' compensation                                                                                               6,850
Transfer and shareholder servicing agent fees                                                                         1,729
Other                                                                                                                27,961
                                                                                                               --------------
Total liabilities                                                                                                 3,429,293

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                     $409,570,757
                                                                                                               ==============

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                                           $    217,343
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                      345,498,895
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                 1,326,529
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (26,158,704)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                               88,686,694
                                                                                                               --------------
NET ASSETS                                                                                                     $409,570,757
                                                                                                               ==============

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $381,527,978 and 202,947,604 shares of capital stock outstanding)                                           $       1.88
-----------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$28,042,779 and 14,395,011 shares of capital stock outstanding)                                                $       1.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $292,465)          $  5,312,014
Affiliated companies                                                                432,733
---------------------------------------------------------------------------------------------
Portfolio lending fees                                                              152,487
---------------------------------------------------------------------------------------------
Interest                                                                              1,075
                                                                               --------------
Total investment income                                                           5,898,309

---------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------

Management fees                                                                   1,894,393
---------------------------------------------------------------------------------------------
Distribution and service plan fees-Service shares                                    31,477
---------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                    4,976
Service shares                                                                        4,996
---------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                    8,874
Service shares                                                                          712
---------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          25,882
---------------------------------------------------------------------------------------------
Accounting service fees                                                               7,500
---------------------------------------------------------------------------------------------
Directors' compensation                                                               6,706
---------------------------------------------------------------------------------------------
Administration service fees                                                             750
---------------------------------------------------------------------------------------------
Other                                                                                20,486
                                                                               --------------
Total expenses                                                                    2,006,752
Less reduction to custodian expenses                                                   (835)
Less waivers and reimbursements of expenses                                         (12,762)
                                                                               --------------
Net expenses                                                                      1,993,155

---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             3,905,154
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                          (3,376,100)
Foreign currency transactions                                                     2,631,334
                                                                               --------------
Net realized loss                                                                  (744,766)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     (63,011,823)
Translation of assets and liabilities denominated in foreign currencies          12,854,690
                                                                               --------------
Net change in unrealized appreciation                                           (50,157,133)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $(46,996,745)
                                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS            YEAR
                                                                                                   ENDED           ENDED
                                                                                           JUNE 30, 2008    DECEMBER 31,
                                                                                             (UNAUDITED)            2007
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                      $   3,905,154    $  3,541,274
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        (744,766)     14,870,346
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        (50,157,133)     24,533,917
                                                                                           --------------------------------
Net increase (decrease) in net assets resulting from operations                              (46,996,745)     42,945,537

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                            (3,348,511)     (2,978,746)
Service shares                                                                                  (190,645)       (196,214)
                                                                                           --------------------------------
                                                                                              (3,539,156)     (3,174,960)

---------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital stock transactions:
Non-Service shares                                                                            53,949,738      29,747,698
Service shares                                                                                  (880,597)      3,698,666
                                                                                           --------------------------------
                                                                                              53,069,141      33,446,364

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

Total increase                                                                                 2,533,240      73,216,941
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          407,037,517     333,820,576
                                                                                           --------------------------------
End of period (including accumulated net investment income of $1,326,529 and $960,531,
respectively)                                                                              $ 409,570,757    $407,037,517
                                                                                           ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                            ENDED
                                                    JUNE 30, 2008                                         YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                    (UNAUDITED)          2007          2006         2005        2004       2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $        2.13      $   1.91      $   1.47     $   1.30    $   1.12    $  0.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  .02 1         .02 1         .01 1        .01 1       .01 1       -- 2
Net realized and unrealized gain (loss)                      (.25)          .22           .44          .17         .19        .37
Total from investment operations                             (.23)          .24           .45          .18         .20        .37
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.02)         (.02)         (.01)        (.01)       (.02)      (.01)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $        1.88      $   2.13      $   1.91     $   1.47    $   1.30    $  1.12
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (10.87)%       12.61%        30.78%       14.06%      17.86%     50.13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $     381,528      $374,302      $308,111     $203,172    $110,679    $92,027
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $     365,909      $348,714      $247,327     $115,108    $ 96,388    $70,042
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        2.01%         0.95%         0.73%        0.78%       0.64%      0.37%
Total expenses                                               1.00% 5       1.01% 5       1.04% 5      1.09%       1.08%      1.12%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           0.99%         1.01%         1.04%        1.09%       1.08%      1.12%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         5%           19%            9%          28%         30%        71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended June 30, 2008          1.01%
            Year Ended December 31, 2007            1.01%
            Year Ended December 31, 2006            1.04%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                           ENDED
                                                   JUNE 30, 2008                                 YEAR ENDED DECEMBER 31,
SERVICE SHARES                                       (UNAUDITED)       2007       2006       2005       2004        2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $        2.21    $  1.97    $  1.53    $  1.34    $  1.16      $ 0.81
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02 1      .02 1      .01 1      .01 1       -- 1,2     .01
Net realized and unrealized gain (loss)                     (.27)       .23        .44        .19        .20         .35
                                                   ------------------------------------------------------------------------
Total from investment operations                            (.25)       .25        .45        .20        .20         .36
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.01)      (.01)      (.01)      (.01)      (.02)       (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $        1.95    $  2.21    $  1.97    $  1.53    $  1.34      $ 1.16
                                                   ========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        (11.19)%    13.00%     29.25%     14.95%     17.15%      45.53%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $      28,043    $32,736    $25,710    $15,977    $12,682      $5,583
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      29,615    $31,137    $20,061    $13,609    $ 9,071      $2,205
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.71%      0.71%      0.42%      0.50%      0.37%       0.03%
Total expenses                                              1.25% 5    1.29% 5    1.34% 5    1.40%      1.34%       1.36%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                    1.24%      1.29%      1.34%      1.40%      1.34%       1.36%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        5%        19%         9%        28%        30%         71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended June 30, 2008          1.26%
            Year Ended December 31, 2007            1.29%
            Year Ended December 31, 2006            1.34%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the "Fund") is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                 F11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                 F12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $13,850,699 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $248,283 and unused capital loss carryforwards as follows:

            EXPIRING
            ---------------------------
            2010            $ 5,201,741
            2011             19,750,028
                            -----------
            Total           $24,951,769
                            ===========

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $25,944,818 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities        $322,050,871
                                                  ============
            Gross unrealized appreciation         $109,643,964
            Gross unrealized depreciation          (23,370,274)
                                                  ------------
            Net unrealized appreciation           $ 86,273,690
                                                  ============

                 F13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                 F14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 500 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   SIX MONTHS ENDED JUNE 30, 2008    YEAR ENDED DECEMBER 31, 2007
                                                           SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   42,910,446    $ 84,465,492      38,349,186    $ 79,573,926
Dividends and/or distributions reinvested               1,753,147       3,348,511       1,567,761       2,978,746
Redeemed                                              (17,267,596)    (33,864,265)    (25,926,707)    (52,804,974)
                                                   ----------------------------------------------------------------
Net increase                                           27,395,997    $ 53,949,738      13,990,240    $ 29,747,698
                                                   ================================================================

-------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                    2,351,052    $  4,822,335       5,088,150    $ 10,823,440
Dividends and/or distributions reinvested                  96,286         190,645          99,601         196,214
Redeemed                                               (2,896,988)     (5,893,577)     (3,373,172)     (7,320,988)
                                                   ----------------------------------------------------------------
Net increase (decrease)                                  (449,650)   $   (880,597)      1,814,579    $  3,698,666
                                                   ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                PURCHASES         SALES
            -----------------------------------------------------------
            Investment securities             $68,582,161   $20,474,234

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

            FEE SCHEDULE
            ---------------------------------------
            Up to $250 million                1.00%
            Over $250 million                 0.90

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,980 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s)

                 F15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $12,762 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $3,150,340. Collateral of $3,257,634 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                 F16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA




JUNE 30, 2008

--------------------------------------------------------------------------------

     Growth Portfolio                                               Management
     A Series of Panorama Series Fund, Inc.                        Commentaries
                                                                        and
                                                                    Semiannual
                                                                      Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

        Investment Strategy Discussion

        Listing of Top Holdings

     SEMIANNUL REPORT

        Listing of Investments

        Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING          EXPENSES
                               ACCOUNT           ACCOUNT         PAID DURING
                               VALUE             VALUE           6 MONTHS ENDED
ACTUAL                         JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
---------------------------------------------------------------------------------
                               $1,000.00         $  901.70       $3.32
HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------
                                1,000.00          1,021.38        3.52

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIOS
--------------
    0.70%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                              5 | GROWTH PORTFOLIO

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                             6 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                               SHARES       VALUE
-------------------------------------------------------------------
-------------------------------------------------------------------
COMMON STOCKS--99.5%
-------------------------------------------------------------------

CONSUMER DISCRETIONARY--9.4%
-------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                   1,700   $  79,254
-------------------------------------------------------------------
Borg-Warner Automotive, Inc.                    2,100      93,198
-------------------------------------------------------------------
Gentex Corp.                                    5,000      72,200
-------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1              3,300      58,839
-------------------------------------------------------------------
Lear Corp. 1                                    1,400      19,852
-------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                 3,500      64,645
-------------------------------------------------------------------
WABCO Holdings, Inc.                            1,400      65,044
                                                        -----------
                                                          453,032

-------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co. 1,2                             67,233     323,391
-------------------------------------------------------------------
DISTRIBUTORS--0.1%
Genuine Parts Co.                               1,000      39,680
-------------------------------------------------------------------
LKQ Corp. 1                                     4,500      81,315
                                                        -----------
                                                          120,995
-------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
H&R Block, Inc.                                 2,900      62,060
-------------------------------------------------------------------
Service Corp. International                     5,000      49,300
                                                        -----------
                                                          111,360
-------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Bob Evans Farms, Inc.                             800      22,880
-------------------------------------------------------------------
Carnival Corp.                                    700      23,072
-------------------------------------------------------------------
CBRL Group, Inc.                                  300       7,353
-------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1             603      45,442
-------------------------------------------------------------------
International Speedway Corp.                      400      15,612
-------------------------------------------------------------------
Jack in the Box, Inc. 1                           500      11,205
-------------------------------------------------------------------
McDonald's Corp.                                5,100     286,722
-------------------------------------------------------------------
Papa John's International, Inc. 1                 400      10,636
-------------------------------------------------------------------
Speedway Motorsports, Inc.                        100       2,038
-------------------------------------------------------------------
Wyndham Worldwide Corp.                         4,700      84,177
-------------------------------------------------------------------
Yum! Brands, Inc.                               1,400      49,126
                                                        -----------
                                                          558,263

-------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A                   700       8,638
-------------------------------------------------------------------
Champion Enterprises, Inc. 1                    1,400       8,190
-------------------------------------------------------------------
Lennar Corp., Cl. A                             3,900      48,126
-------------------------------------------------------------------
NVR, Inc. 1                                       200     100,016
-------------------------------------------------------------------
Snap-On, Inc.                                   1,600      83,216
-------------------------------------------------------------------
Stanley Works (The)                               900      40,347
                                                        -----------
                                                          288,533

-------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
IAC/InterActiveCorp 1                           4,300      82,904
-------------------------------------------------------------------
Liberty Media Corp.-Interactive,
Series A 1                                      7,800     115,128
-------------------------------------------------------------------
NetFlix.com, Inc. 1,2                           1,100      28,677
-------------------------------------------------------------------
Priceline.com, Inc. 1,2                           800      92,368
                                                        -----------
                                                          319,077

-------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                 2,100      22,260
-------------------------------------------------------------------
Callaway Golf Co.                               2,200      26,026
-------------------------------------------------------------------
Hasbro, Inc.                                    2,600      92,872
-------------------------------------------------------------------
Mattel, Inc.                                    5,800      99,296
                                                        -----------
                                                          240,454

-------------------------------------------------------------------
MEDIA--3.5%
Cablevision Systems Corp.
New York Group, Cl. A 1                         4,100      92,660
-------------------------------------------------------------------
CBS Corp., Cl. B                               38,900     758,161
-------------------------------------------------------------------
Comcast Corp., Cl. A                           15,900     301,623
-------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                          500       5,900
-------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                    33,500     867,985
-------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Cl. A 1         2,600      77,506
-------------------------------------------------------------------
Getty Images, Inc. 1                              500      16,965
-------------------------------------------------------------------
Harte-Hanks, Inc. 2                             1,000      11,450
-------------------------------------------------------------------
Marvel Entertainment, Inc. 1                      700      22,498
-------------------------------------------------------------------
News Corp., Inc., Cl. A                        14,100     212,064
-------------------------------------------------------------------
Regal Entertainment Group                         600       9,168
-------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 1                8,400     222,432
-------------------------------------------------------------------
Time Warner, Inc.                              56,700     839,160
-------------------------------------------------------------------
Viacom, Inc., Cl. B 1                           1,452      44,344
-------------------------------------------------------------------
Walt Disney Co. (The)                          16,200     505,440
                                                        -----------
                                                        3,987,356

-------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Big Lots, Inc. 1                                2,700      84,348
-------------------------------------------------------------------
Dollar Tree, Inc. 1                             2,500      81,725
                                                        -----------
                                                          166,073

-------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Aeropostale, Inc. 1                             2,500      78,325
-------------------------------------------------------------------
American Eagle Outfitters, Inc.                 3,900      53,157
-------------------------------------------------------------------
AutoNation, Inc. 1,2                            6,500      65,130
-------------------------------------------------------------------
AutoZone, Inc. 1                                  900     108,909
-------------------------------------------------------------------
bebe stores, inc.                               1,400      13,454
-------------------------------------------------------------------
Best Buy Co., Inc.                             22,700     898,920
-------------------------------------------------------------------
Dress Barn, Inc. (The) 1                        1,800      24,084
-------------------------------------------------------------------
Foot Locker, Inc.                               1,000      12,450

                             F1 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                               SHARES        VALUE
--------------------------------------------------------------------
SPECIALTY RETAIL Continued
Gap, Inc. (The)                                52,300   $  871,841
--------------------------------------------------------------------
Limited Brands, Inc.                            5,500       92,675
--------------------------------------------------------------------
Office Depot, Inc. 1                            6,300       68,922
--------------------------------------------------------------------
Penske Automotive Group, Inc. 2                 1,700       25,058
--------------------------------------------------------------------
RadioShack Corp.                                2,700       33,129
--------------------------------------------------------------------
Rent-A-Center, Inc. 1                           1,300       26,741
--------------------------------------------------------------------
Ross Stores, Inc.                               2,700       95,904
--------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                   3,500       22,610
--------------------------------------------------------------------
Staples, Inc.                                  14,900      353,875
--------------------------------------------------------------------
TJX Cos., Inc. (The)                           31,200      981,864
--------------------------------------------------------------------
Tractor Supply Co. 1                              900       26,136
--------------------------------------------------------------------
Urban Outfitters, Inc. 1                        2,700       84,213
                                                        ------------
                                                         3,937,397

--------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Carter's, Inc. 1                                  400        5,528
--------------------------------------------------------------------
Fossil, Inc. 1                                    900       26,163
--------------------------------------------------------------------
Hanesbrands, Inc. 1                             3,000       81,420
--------------------------------------------------------------------
Jones Apparel Group, Inc.                       1,400       19,250
--------------------------------------------------------------------
Liz Claiborne, Inc.                             1,700       24,055
--------------------------------------------------------------------
Wolverine World Wide, Inc.                      1,000       26,670
                                                        ------------
                                                           183,086

--------------------------------------------------------------------
CONSUMER STAPLES--5.9%
--------------------------------------------------------------------
BEVERAGES--1.1%
Coca-Cola Co. (The)                             9,700      504,206
--------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                1,900       53,048
--------------------------------------------------------------------
PepsiCo, Inc.                                  11,020      700,762
                                                        -----------
                                                         1,258,016

--------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Casey's General Stores, Inc.                    1,000       23,170
--------------------------------------------------------------------
Kroger Co. (The)                               38,800    1,120,156
--------------------------------------------------------------------
Longs Drug Stores, Inc.                           200        8,422
--------------------------------------------------------------------
Safeway, Inc.                                  22,800      650,940
--------------------------------------------------------------------
Wal-Mart Stores, Inc.                           8,600      483,320
                                                        ------------
                                                         2,286,008

--------------------------------------------------------------------
FOOD PRODUCTS--0.1%
ConAgra Foods, Inc.                             2,000       38,560
--------------------------------------------------------------------
Del Monte Foods Co.                             1,300        9,230
--------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 1                   800       18,856
--------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                        6,200       92,628
                                                        ------------
                                                           159,274

--------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The)                     18,265    1,110,695
--------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd.                                  2,000       77,500
--------------------------------------------------------------------
NBTY, Inc. 1                                      800       25,648
                                                        ------------
                                                           103,148

--------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                             16,700      343,352
--------------------------------------------------------------------
Lorillard, Inc.                                 5,758      398,223
--------------------------------------------------------------------
Philip Morris International, Inc.              18,500      913,715
--------------------------------------------------------------------
Reynolds American, Inc.                         2,200      102,674
--------------------------------------------------------------------
Universal Corp.                                   600       27,132
                                                        ------------
                                                         1,785,096

--------------------------------------------------------------------
ENERGY--23.7%
--------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Bristow Group, Inc. 1                             200        9,898
--------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                      2,200       86,020
--------------------------------------------------------------------
Grey Wolf, Inc. 1                               1,600       14,448
--------------------------------------------------------------------
Halliburton Co.                                11,000      583,770
--------------------------------------------------------------------
Lufkin Industries, Inc.                           300       24,984
--------------------------------------------------------------------
Noble Corp.                                    14,600      948,416
--------------------------------------------------------------------
Oil States International, Inc. 1                1,300       82,472
--------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      2,900      104,516
--------------------------------------------------------------------
Pioneer Drilling Co. 1                            200        3,762
--------------------------------------------------------------------
Schlumberger Ltd.                               9,900    1,063,557
--------------------------------------------------------------------
Seacor Holdings, Inc. 1                           300       26,853
--------------------------------------------------------------------
Transocean, Inc.                                2,500      380,975
--------------------------------------------------------------------
Unit Corp. 1                                    1,100       91,267
                                                        ------------
                                                         3,420,938

--------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--20.7%
Anadarko Petroleum Corp.                       16,100    1,204,924
--------------------------------------------------------------------
Apache Corp.                                    9,700    1,348,300
--------------------------------------------------------------------
Arch Coal, Inc. 2                               1,600      120,048
--------------------------------------------------------------------
Bois d'Arc Energy, Inc. 1                         100        2,431
--------------------------------------------------------------------
Chesapeake Energy Corp.                        19,300    1,273,028
--------------------------------------------------------------------
Chevron Corp.                                  28,301    2,805,478
--------------------------------------------------------------------
ConocoPhillips                                 24,928    2,352,954
--------------------------------------------------------------------
Continental Resources, Inc. 1                   1,200       83,184
--------------------------------------------------------------------
Delta Petroleum Corp. 1,2                         700       17,864
--------------------------------------------------------------------
Denbury Resources, Inc. 1                       3,400      124,100
--------------------------------------------------------------------
Devon Energy Corp.                              3,700      444,592
--------------------------------------------------------------------
El Paso Corp.                                     200        4,348
--------------------------------------------------------------------
Exxon Mobil Corp.                              63,976    5,638,205
--------------------------------------------------------------------
Hess Corp.                                      9,700    1,224,043

                             F2 | GROWTH PORTFOLIO

                                               SHARES          VALUE
----------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Marathon Oil Corp.                             23,900   $  1,239,693
----------------------------------------------------------------------
Mariner Energy, Inc. 1                          2,500         92,425
----------------------------------------------------------------------
Massey Energy Co.                               1,400        131,250
----------------------------------------------------------------------
Murphy Oil Corp.                                4,400        431,420
----------------------------------------------------------------------
Noble Energy, Inc.                             10,300      1,035,768
----------------------------------------------------------------------
Occidental Petroleum Corp.                     18,400      1,653,424
----------------------------------------------------------------------
Overseas Shipholding Group, Inc.                1,100         87,472
----------------------------------------------------------------------
Plains Exploration & Production Co. 1           1,500        109,455
----------------------------------------------------------------------
Rosetta Resources, Inc. 1                         900         25,650
----------------------------------------------------------------------
Spectra Energy Corp.                           13,700        393,738
----------------------------------------------------------------------
Stone Energy Corp. 1                              300         19,773
----------------------------------------------------------------------
Swift Energy Co. 1                                400         26,424
----------------------------------------------------------------------
Valero Energy Corp.                            21,600        889,488
----------------------------------------------------------------------
VeraSun Energy Corp. 1,2                          800          3,304
----------------------------------------------------------------------
W&T Offshore, Inc.                              1,400         81,914
----------------------------------------------------------------------
Whiting Petroleum Corp. 1                         500         53,040
----------------------------------------------------------------------
Williams Cos., Inc. (The)                       2,200         88,682
----------------------------------------------------------------------
XTO Energy, Inc.                                8,500        582,335
                                                        --------------
                                                          23,588,754

----------------------------------------------------------------------
FINANCIALS--8.2%
----------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Bank of New York Mellon Corp.                   5,200        196,716
----------------------------------------------------------------------
BlackRock, Inc.                                 2,000        354,000
----------------------------------------------------------------------
Charles Schwab Corp. (The)                      2,600         53,404
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                 3,200        559,680
----------------------------------------------------------------------
Invesco Ltd.                                    3,000         71,940
----------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1             1,600         28,768
----------------------------------------------------------------------
TD Ameritrade Holding Corp. 1                   5,300         95,877
                                                        --------------
                                                           1,360,385

----------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Colonial BancGroup, Inc. (The) 2                3,400         15,028
----------------------------------------------------------------------
First Horizon National Corp.                    3,300         24,519
----------------------------------------------------------------------
International Bancshares Corp.                    400          8,548
----------------------------------------------------------------------
National Penn Bancshares, Inc.                  1,000         13,280
----------------------------------------------------------------------
Old National Bancorp 2                          1,700         24,242
----------------------------------------------------------------------
Pacific Capital Bancorp 2                       1,200         16,536
----------------------------------------------------------------------
Popular, Inc. 2                                 8,000         52,720
----------------------------------------------------------------------
Susquehanna Bancshares, Inc.                    1,200         16,428
----------------------------------------------------------------------
UnionBanCal Corp.                                 200          8,084
----------------------------------------------------------------------
Wachovia Corp.                                 15,612        242,454
----------------------------------------------------------------------
Webster Financial Corp.                         1,400         26,040
----------------------------------------------------------------------
Wells Fargo & Co.                               7,200        171,000
----------------------------------------------------------------------
Westamerica Bancorp 2                             300         15,777
                                                        --------------
                                                             634,656

----------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Cash America International, Inc.                  400         12,400
----------------------------------------------------------------------
Discover Financial Services                     7,500         98,775
----------------------------------------------------------------------
Student Loan Corp. (The)                          100          9,808
                                                        --------------
                                                             120,983

----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Bank of America Corp.                          17,312        413,237
----------------------------------------------------------------------
Citigroup, Inc.                                15,877        266,099
----------------------------------------------------------------------
JPMorgan Chase & Co.                           23,804        816,715
----------------------------------------------------------------------
Leucadia National Corp.                         1,800         84,492
----------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 1                  2,900         76,995
                                                        --------------
                                                           1,657,538

----------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd.                                       15,300        842,877
----------------------------------------------------------------------
Allied World Assurance Holdings Ltd.              900         35,658
----------------------------------------------------------------------
American Financial Group, Inc.                  2,800         74,900
----------------------------------------------------------------------
American International Group, Inc.              1,737         45,961
----------------------------------------------------------------------
Aon Corp.                                       2,500        114,850
----------------------------------------------------------------------
Arch Capital Group Ltd. 1                       1,300         86,216
----------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                   1,100         26,037
----------------------------------------------------------------------
Assurant, Inc.                                  1,700        112,132
----------------------------------------------------------------------
Axis Capital Holdings Ltd.                      3,100         92,411
----------------------------------------------------------------------
Berkley (W.R.) Corp.                            3,500         84,560
----------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                 190        762,280
----------------------------------------------------------------------
Brown & Brown, Inc.                             3,400         59,126
----------------------------------------------------------------------
Chubb Corp.                                    19,800        970,398
----------------------------------------------------------------------
Cincinnati Financial Corp.                      1,400         35,560
----------------------------------------------------------------------
CNA Financial Corp.                             2,600         65,390
----------------------------------------------------------------------
Conseco, Inc. 1                                 1,100         10,912
----------------------------------------------------------------------
Employers Holdings, Inc.                          500         10,350
----------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                 900         27,711
----------------------------------------------------------------------
Erie Indemnity Co., Cl. A                         100          4,615
----------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A      6,200         78,120
----------------------------------------------------------------------
First American Corp.                              200          5,280
----------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                 6,300        112,203
----------------------------------------------------------------------
Hanover Insurance Group, Inc.                   1,600         68,000
----------------------------------------------------------------------
Harleysville Group, Inc.                          300         10,149
----------------------------------------------------------------------
HCC Insurance Holdings, Inc.                    2,000         42,280
----------------------------------------------------------------------
IPC Holdings Ltd.                               1,000         26,550
----------------------------------------------------------------------
Loews Corp.                                     6,973        327,034
----------------------------------------------------------------------
Max Capital Group Ltd.                            800         17,064
----------------------------------------------------------------------
Montpelier Re Holdings Ltd.                       100          1,475
----------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A        400         19,204
----------------------------------------------------------------------
Odyssey Re Holdings Corp.                       2,000         71,000
----------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                    300          5,271

                             F3 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                               SHARES          VALUE
----------------------------------------------------------------------
INSURANCE Continued
Partnerre Holdings Ltd.                         1,300   $     89,869
----------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1         1,200         40,764
----------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.               800         26,088
----------------------------------------------------------------------
ProAssurance Corp. 1                              200          9,622
----------------------------------------------------------------------
Protective Life Corp.                           2,100         79,905
----------------------------------------------------------------------
Reinsurance Group of America, Inc.                100          4,352
----------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                     1,100         49,137
----------------------------------------------------------------------
Safeco Corp.                                    1,100         73,876
----------------------------------------------------------------------
Selective Insurance Group, Inc.                   400          7,504
----------------------------------------------------------------------
StanCorp Financial Group, Inc.                  1,600         75,136
----------------------------------------------------------------------
State Auto Financial Corp.                        100          2,393
----------------------------------------------------------------------
Torchmark Corp.                                   100          5,865
----------------------------------------------------------------------
Transatlantic Holdings, Inc.                      300         16,941
----------------------------------------------------------------------
Travelers Cos., Inc. (The)                     12,500        542,500
----------------------------------------------------------------------
UnumProvident Corp.                             5,100        104,295
----------------------------------------------------------------------
Willis Group Holdings Ltd.                      2,000         62,740
----------------------------------------------------------------------
Zenith National Insurance Corp.                   100          3,516
                                                        --------------
                                                           5,440,077

----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                 2,000         70,060
----------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Hudson City Bancorp, Inc.                       7,400        123,432
----------------------------------------------------------------------
TFS Financial Corp.                             1,000         11,590
                                                        --------------
                                                             135,022

----------------------------------------------------------------------
HEALTH CARE--5.8%
----------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1                                   8,800        415,008
----------------------------------------------------------------------
Genentech, Inc. 1                               3,700        280,830
----------------------------------------------------------------------
Martek Biosciences Corp. 1,2                      800         26,968
                                                        --------------
                                                             722,806

----------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Analogic Corp.                                    300         18,921
----------------------------------------------------------------------
Boston Scientific Corp. 1                       4,100         50,389
----------------------------------------------------------------------
Hill-Rom Holdings, Inc.                           900         24,282
----------------------------------------------------------------------
Sirona Dental Systems, Inc. 1,2                   500         12,960
                                                        --------------
                                                             106,552

----------------------------------------------------------------------
Aetna, Inc.                                    21,600        875,448
----------------------------------------------------------------------
Centene Corp. 1                                   400          6,716
----------------------------------------------------------------------
Health Net, Inc. 1                              2,900         69,774
----------------------------------------------------------------------
Healthspring, Inc. 1                              800         13,504
----------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                       900         25,470
----------------------------------------------------------------------
Lincare Holdings, Inc. 1                        1,000         28,400

----------------------------------------------------------------------
Owens & Minor, Inc.                               600         27,414
----------------------------------------------------------------------
UnitedHealth Group, Inc.                        6,682        175,403
----------------------------------------------------------------------
Universal Health Services, Inc., Cl. B          1,000         63,220
----------------------------------------------------------------------
WellPoint, Inc. 1                              14,500        691,070
                                                        --------------
                                                           1,976,419

----------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Pharmaceutical Product Development, Inc.        2,100         90,090
----------------------------------------------------------------------
Varian, Inc. 1                                    400         20,424
                                                        --------------
                                                             110,514

----------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Abbott Laboratories                             1,200         63,564
----------------------------------------------------------------------
Alpharma, Inc., Cl. A 1                         1,200         27,036
----------------------------------------------------------------------
Eli Lilly & Co.                                 4,900        226,184
----------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1             200          4,838
----------------------------------------------------------------------
Johnson & Johnson                              22,200      1,428,348
----------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                    8,300         86,901
----------------------------------------------------------------------
Merck & Co., Inc.                              18,000        678,420
----------------------------------------------------------------------
Pfizer, Inc.                                   58,165      1,016,143
----------------------------------------------------------------------
Sepracor, Inc. 1                                4,000         79,680
----------------------------------------------------------------------
Warner Chilcott Ltd., Cl. A 1                   1,600         27,120
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                  3,100         84,227
                                                        --------------
                                                           3,722,461

----------------------------------------------------------------------
INDUSTRIALS--13.2%
----------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
BE Aerospace, Inc. 1                            3,100         72,199
----------------------------------------------------------------------
Boeing Co.                                     16,700      1,097,524
----------------------------------------------------------------------
Ceradyne, Inc. 1                                  500         17,150
----------------------------------------------------------------------
DRS Technologies, Inc.                            600         47,232
----------------------------------------------------------------------
Esterline Technologies Corp. 1                    500         24,630
----------------------------------------------------------------------
General Dynamics Corp.                          2,600        218,920
----------------------------------------------------------------------
Honeywell International, Inc.                   7,900        397,212
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.               2,800        254,436
----------------------------------------------------------------------
Northrop Grumman Corp.                         11,800        789,420
----------------------------------------------------------------------
Raytheon Co.                                   12,900        726,012
----------------------------------------------------------------------
Triumph Group, Inc.                               500         23,550
----------------------------------------------------------------------
United Technologies Corp.                       9,700        598,490
                                                        --------------
                                                           4,266,775

----------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Hub Group, Inc., Cl. A 1                          800         27,304
----------------------------------------------------------------------
AIRLINES--0.0%
SkyWest, Inc.                                   1,200         15,180
----------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Lennox International, Inc.                        800         23,168

                             F4 | GROWTH PORTFOLIO

                                               SHARES          VALUE
----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Brink's Co. (The)                               1,300   $     85,046
----------------------------------------------------------------------
ChoicePoint, Inc. 1                               300         14,460
----------------------------------------------------------------------
Copart, Inc. 1                                    800         34,256
----------------------------------------------------------------------
Deluxe Corp.                                    1,400         24,948
----------------------------------------------------------------------
First Advantage Corp., Cl. A 1                    100          1,585
----------------------------------------------------------------------
Ikon Office Solutions, Inc.                     2,100         23,688
----------------------------------------------------------------------
Korn-Ferry International 1                        200          3,146
----------------------------------------------------------------------
Manpower, Inc.                                  1,600         93,184
----------------------------------------------------------------------
Miller (Herman), Inc.                           1,100         27,379
----------------------------------------------------------------------
Monster Worldwide, Inc. 1                       4,000         82,440
----------------------------------------------------------------------
MPS Group, Inc. 1                               2,000         21,260
----------------------------------------------------------------------
R.R. Donnelley & Sons Co.                       3,500        103,915
----------------------------------------------------------------------
Resources Connection, Inc.                        700         14,245
----------------------------------------------------------------------
Robert Half International, Inc.                 3,600         86,292
----------------------------------------------------------------------
Steelcase, Inc., Cl. A                          2,100         21,063
----------------------------------------------------------------------
Sykes Enterprises, Inc. 1                         500          9,430
----------------------------------------------------------------------
United Stationers, Inc. 1                         200          7,390
----------------------------------------------------------------------
Waste Management, Inc.                         21,300        803,223
----------------------------------------------------------------------
Watson Wyatt & Co. Holdings                     1,100         58,179
                                                        --------------
                                                           1,515,129

----------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Aecom Technology Corp. 1                        2,400         78,072
----------------------------------------------------------------------
KBR, Inc.                                       2,900        101,239
                                                        --------------
                                                             179,311

----------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Acuity Brands, Inc.                               500         24,040
----------------------------------------------------------------------
Belden, Inc.                                      700         23,716
----------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                   1,100         43,450
----------------------------------------------------------------------
Emerson Electric Co.                            3,600        178,020
----------------------------------------------------------------------
GrafTech International Ltd. 1                   3,100         83,173
----------------------------------------------------------------------
Thomas & Betts Corp. 1                          2,100         79,485
----------------------------------------------------------------------
Woodward Governor Co.                           2,000         71,320
                                                        --------------
                                                             503,204

----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                          5,900        410,581
----------------------------------------------------------------------
General Electric Co.                           67,600      1,804,244
----------------------------------------------------------------------
Textron, Inc.                                   1,700         81,481
----------------------------------------------------------------------
Tyco International Ltd.                         9,825        393,393
----------------------------------------------------------------------
Walter Industries, Inc.                           700         76,139
                                                        --------------
                                                           2,765,838

----------------------------------------------------------------------
MACHINERY--3.6%
Caterpillar, Inc.                              14,000      1,033,480
----------------------------------------------------------------------
Crane Co.                                         500         19,265
----------------------------------------------------------------------
Cummins, Inc.                                  14,000        917,280
----------------------------------------------------------------------
Dover Corp.                                     2,500        120,925
----------------------------------------------------------------------
Eaton Corp.                                       200         16,994
----------------------------------------------------------------------
Gardner Denver, Inc. 1                          1,600         90,880
----------------------------------------------------------------------
IDEX Corp.                                      2,200         81,048
----------------------------------------------------------------------
Illinois Tool Works, Inc.                       5,700        270,807
----------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                  8,700        325,641
----------------------------------------------------------------------
Kennametal, Inc.                                2,200         71,610
----------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                   900         70,830
----------------------------------------------------------------------
Mueller Industries, Inc.                          700         22,540
----------------------------------------------------------------------
Navistar International Corp. 1                    100          6,582
----------------------------------------------------------------------
Nordson Corp.                                   1,100         80,179
----------------------------------------------------------------------
Oshkosh Corp.                                     500         10,345
----------------------------------------------------------------------
Parker-Hannifin Corp.                          10,400        741,728
----------------------------------------------------------------------
Pentair, Inc.                                     900         31,518
----------------------------------------------------------------------
Timken Co.                                      2,400         79,056
----------------------------------------------------------------------
Toro Co. (The)                                    800         26,616
----------------------------------------------------------------------
Wabtec Corp.                                      600         29,172
                                                        --------------
                                                           4,046,496

----------------------------------------------------------------------
ROAD & RAIL--1.3%
Arkansas Best Corp. 2                             800         29,312
----------------------------------------------------------------------
Avis Budget Group, Inc. 1                       2,300         19,251
----------------------------------------------------------------------
CSX Corp.                                       4,600        288,926
----------------------------------------------------------------------
Hertz Global Holdings, Inc. 1                   6,600         63,360
----------------------------------------------------------------------
Norfolk Southern Corp.                         15,800        990,186
----------------------------------------------------------------------
Ryder Systems, Inc. 2                           1,300         89,544
----------------------------------------------------------------------
Werner Enterprises, Inc.                          400          7,432
----------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                           900         13,383
                                                        --------------
                                                           1,501,394

----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.           1,000         24,170
----------------------------------------------------------------------
Fastenal Co. 2                                    600         25,896
----------------------------------------------------------------------
GATX Corp.                                        600         26,598
----------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A          1,700         74,987
----------------------------------------------------------------------
United Rentals, Inc. 1                          1,300         25,493
----------------------------------------------------------------------
WESCO International, Inc. 1                       700         28,028
                                                        --------------
                                                             205,172

----------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.0%
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Avocent Corp. 1                                   900         16,740
----------------------------------------------------------------------
Brocade Communications Systems, Inc. 1         10,100         83,224
----------------------------------------------------------------------
Cisco Systems, Inc. 1                          60,300      1,402,578

                             F5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                               SHARES          VALUE
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Corning, Inc.                                  10,900   $    251,245
----------------------------------------------------------------------
EchoStar Holding Corp. 1                        1,320         41,210
----------------------------------------------------------------------
Emulex Corp. 1                                  2,100         24,465
----------------------------------------------------------------------
Harris Corp.                                    1,600         80,784
----------------------------------------------------------------------
JDS Uniphase Corp. 1                            6,900         78,384
----------------------------------------------------------------------
Plantronics, Inc.                               1,200         26,784
----------------------------------------------------------------------
QUALCOMM, Inc.                                 14,000        621,180
----------------------------------------------------------------------
Tekelec, Inc. 1                                 1,700         25,007
----------------------------------------------------------------------
Tellabs, Inc. 1                                 7,500         34,875
                                                        --------------
                                                           2,686,476

----------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc. 1                                   7,200      1,205,568
----------------------------------------------------------------------
EMC Corp. 1                                    13,100        192,439
----------------------------------------------------------------------
Hewlett-Packard Co.                            48,600      2,148,606
----------------------------------------------------------------------
International Business Machines Corp.          15,200      1,801,656
----------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1            2,500         83,575
----------------------------------------------------------------------
NCR Corp. 1                                     3,600         90,720
----------------------------------------------------------------------
QLogic Corp. 1                                  1,800         26,262
----------------------------------------------------------------------
Seagate Technology                             20,100        384,513
----------------------------------------------------------------------
Sun Microsystems, Inc. 1                       17,800        193,664
----------------------------------------------------------------------
Synaptics, Inc. 1, 2                              700         26,411
----------------------------------------------------------------------
Western Digital Corp. 1                         3,200        110,496
                                                        --------------
                                                           6,263,910

----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Agilent Technologies, Inc. 1                    9,600        341,184
----------------------------------------------------------------------
Amphenol Corp., Cl. A                           2,500        112,200
----------------------------------------------------------------------
Arrow Electronics, Inc. 1                       2,900         89,088
----------------------------------------------------------------------
Avnet, Inc. 1                                   3,200         87,296
----------------------------------------------------------------------
AVX Corp.                                       1,100         12,441
----------------------------------------------------------------------
Benchmark Electronics, Inc. 1                   1,600         26,144
----------------------------------------------------------------------
Cognex Corp.                                      500         11,525
----------------------------------------------------------------------
Coherent, Inc. 1                                  300          8,967
----------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                     4,500         79,875
----------------------------------------------------------------------
Jabil Circuit, Inc.                             5,700         93,537
----------------------------------------------------------------------
Molex, Inc.                                     3,300         80,553
----------------------------------------------------------------------
National Instruments Corp.                      1,300         36,881
----------------------------------------------------------------------
Plexus Corp. 1                                    900         24,912
----------------------------------------------------------------------
Sanmina-SCI Corp. 1                               900          1,152
----------------------------------------------------------------------
Tech Data Corp. 1                                 400         13,556
----------------------------------------------------------------------
Technitrol, Inc.                                  400          6,796
----------------------------------------------------------------------
Trimble Navigation Ltd. 1                       2,600         92,820
----------------------------------------------------------------------
Tyco Electronics Ltd.                           3,200        114,624
----------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                  1,100          9,757
                                                        --------------
                                                           1,243,308

----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc., Cl. A 1                           1,800        947,556
----------------------------------------------------------------------
j2 Global Communications, Inc. 1                1,100         25,300
----------------------------------------------------------------------
Open Text Corp. 1,2                               800         25,680
                                                        --------------
                                                             998,536

----------------------------------------------------------------------
IT SERVICES--0.9%
Affiliated Computer Services, Inc., Cl. A 1     1,800         96,282
----------------------------------------------------------------------
Broadridge Financial Solutions, Inc.            3,000         63,150
----------------------------------------------------------------------
Computer Sciences Corp. 1                       2,400        112,416
----------------------------------------------------------------------
Convergys Corp. 1                               1,800         26,748
----------------------------------------------------------------------
Electronic Data Systems Corp.                  10,100        248,864
----------------------------------------------------------------------
Gartner, Inc. 1                                 1,300         26,936
----------------------------------------------------------------------
Hewitt Associates, Inc. 1                       2,300         88,159
----------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                      700         10,507
----------------------------------------------------------------------
Visa, Inc., Cl. A 1                             4,280        348,007
                                                        --------------
                                                           1,021,069

----------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Xerox Corp.                                    50,400        683,424
----------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 1               1,400         45,696
                                                        --------------
                                                             729,120

----------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Altera Corp.                                    4,900        101,430
----------------------------------------------------------------------
Amkor Technology, Inc. 1                        2,600         27,066
----------------------------------------------------------------------
Analog Devices, Inc.                            3,900        123,903
----------------------------------------------------------------------
Applied Materials, Inc.                        58,400      1,114,856
----------------------------------------------------------------------
Entegris, Inc. 1                                1,600         10,480
----------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                    2,200         25,806
----------------------------------------------------------------------
Integrated Device Technology, Inc. 1            2,700         26,838
----------------------------------------------------------------------
Intel Corp.                                    93,600      2,010,528
----------------------------------------------------------------------
Intersil Corp., Cl. A                           3,400         82,688
----------------------------------------------------------------------
KLA-Tencor Corp.                                2,700        109,917
----------------------------------------------------------------------
Linear Technology Corp.                         3,400        110,738
----------------------------------------------------------------------
LSI Corp. 1                                    13,800         84,732
----------------------------------------------------------------------
Marvell Technology Group Ltd. 1                 7,100        125,386
----------------------------------------------------------------------
MKS Instruments, Inc. 1                         1,200         26,280
----------------------------------------------------------------------
National Semiconductor Corp.                    4,600         94,484
----------------------------------------------------------------------
Semtech Corp. 1                                 1,800         25,326
----------------------------------------------------------------------
Teradyne, Inc. 1                                7,000         77,490
----------------------------------------------------------------------
Texas Instruments, Inc.                        42,200      1,188,352
                                                        --------------
                                                           5,366,300

                             F6 | GROWTH PORTFOLIO

                                               SHARES          VALUE
----------------------------------------------------------------------
SOFTWARE--4.9%
Activision, Inc. 1                              2,100   $     71,547
----------------------------------------------------------------------
Amdocs Ltd. 1                                   3,400        100,028
----------------------------------------------------------------------
Ansys, Inc. 1                                     300         14,136
----------------------------------------------------------------------
Autodesk, Inc. 1                                3,200        108,192
----------------------------------------------------------------------
BMC Software, Inc. 1                            2,600         93,600
----------------------------------------------------------------------
CA, Inc.                                       12,200        281,698
----------------------------------------------------------------------
Cadence Design Systems, Inc. 1                  7,800         78,780
----------------------------------------------------------------------
Check Point Software Technologies Ltd. 1        2,800         66,276
----------------------------------------------------------------------
Compuware Corp. 1                               8,600         82,044
----------------------------------------------------------------------
Intuit, Inc. 1                                  4,400        121,308
----------------------------------------------------------------------
Lawson Software, Inc. 1                         2,500         18,175
----------------------------------------------------------------------
MICROS Systems, Inc. 1                            500         15,245
----------------------------------------------------------------------
Microsoft Corp.                               101,400      2,789,514
----------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                   400          9,720
----------------------------------------------------------------------
Oracle Corp. 1                                 32,200        676,200
----------------------------------------------------------------------
Progress Software Corp. 1                         300          7,671
----------------------------------------------------------------------
Sybase, Inc. 1                                  2,600         76,492
----------------------------------------------------------------------
Symantec Corp. 1                               47,600        921,060
----------------------------------------------------------------------
Synopsys, Inc. 1                                2,500         59,775
----------------------------------------------------------------------
TIBCO Software, Inc. 1                          3,700         28,305
                                                        --------------
                                                           5,619,766

----------------------------------------------------------------------
MATERIALS--7.4%
----------------------------------------------------------------------
CHEMICALS--2.6%
Celanese Corp., Series A                        2,100         95,886
----------------------------------------------------------------------
CF Industries Holdings, Inc.                      800        122,240
----------------------------------------------------------------------
Chemtura Corp.                                  2,800         16,352
----------------------------------------------------------------------
Cytec Industries, Inc.                            700         38,192
----------------------------------------------------------------------
Dow Chemical Co. (The)                          6,200        216,442
----------------------------------------------------------------------
Ferro Corp.                                       100          1,876
----------------------------------------------------------------------
FMC Corp.                                         600         46,464
----------------------------------------------------------------------
Fuller (H.B.) Co.                               1,100         24,684
----------------------------------------------------------------------
Hercules, Inc.                                  3,700         62,641
----------------------------------------------------------------------
Minerals Technologies, Inc.                       400         25,436
----------------------------------------------------------------------
Monsanto Co.                                   11,000      1,390,840
----------------------------------------------------------------------
Mosaic Co. (The) 1                              3,700        535,390
----------------------------------------------------------------------
Nalco Holding Co.                               3,800         80,370
----------------------------------------------------------------------
NewMarket Corp.                                   200         13,246
----------------------------------------------------------------------
NOVA Chemicals Corp.                            1,000         24,670
----------------------------------------------------------------------
Olin Corp.                                      1,100         28,798
----------------------------------------------------------------------
RPM International, Inc.                         3,400         70,040
----------------------------------------------------------------------
Terra Industries, Inc.                          2,000         98,700
----------------------------------------------------------------------
Valhi, Inc.                                       200          5,450
----------------------------------------------------------------------
Valspar Corp. (The)                             1,400         26,474
                                                        --------------
                                                           2,924,191

----------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
AptarGroup, Inc.                                  500         20,975
----------------------------------------------------------------------
Ball Corp.                                        600         28,644
----------------------------------------------------------------------
Crown Holdings, Inc. 1                          3,400         88,366
----------------------------------------------------------------------
Greif, Inc., Cl. A                              1,200         76,836
----------------------------------------------------------------------
Owens-Illinois, Inc. 1                          2,400        100,056
----------------------------------------------------------------------
Rock-Tenn Co., Cl. A                              900         26,991
----------------------------------------------------------------------
Sealed Air Corp.                                4,200         79,842
----------------------------------------------------------------------
Sonoco Products Co.                             2,400         74,280
                                                        --------------
                                                             495,990

----------------------------------------------------------------------
METALS & MINING--4.4%
AK Steel Holding Corp.                          1,700        117,300
----------------------------------------------------------------------
Alcoa, Inc.                                    28,400      1,011,608
----------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc., Cl. B                            11,400      1,335,966
----------------------------------------------------------------------
Kaiser Aluminum Corp.                             400         21,412
----------------------------------------------------------------------
Newmont Mining Corp. 2                          1,300         67,808
----------------------------------------------------------------------
Nucor Corp.                                    14,600      1,090,182
----------------------------------------------------------------------
Reliance Steel & Aluminum Co.                   1,400        107,926
----------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                  800         91,680
----------------------------------------------------------------------
Southern Copper Corp. 2                         8,500        906,355
----------------------------------------------------------------------
United States Steel Corp.                       1,400        258,692
----------------------------------------------------------------------
Worthington Industries, Inc. 2                    700         14,350
                                                        --------------
                                                           5,023,279

----------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Domtar Corp. 1                                  4,000         21,800
----------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                     48,800      1,644,072
----------------------------------------------------------------------
CenturyTel, Inc.                                  400         14,236
----------------------------------------------------------------------
Embarq Corp.                                    2,400        113,448
----------------------------------------------------------------------
NTELOS Holdings Corp.                             400         10,148
----------------------------------------------------------------------
Premiere Global Services, Inc. 1                1,000         14,580
----------------------------------------------------------------------
Verizon Communications, Inc.                   19,600        693,840
----------------------------------------------------------------------
Windstream Corp.                                7,900         97,486
                                                        --------------
                                                           2,587,810

----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Clearwire Corp., Cl. A 1,2                      1,200         15,552
----------------------------------------------------------------------
MetroPCS Communications, Inc. 1                 3,800         67,298
----------------------------------------------------------------------
Sprint Nextel Corp.                           117,986      1,120,867
----------------------------------------------------------------------
Syniverse Holdings, Inc. 1                      1,500         24,300
----------------------------------------------------------------------
Telephone & Data Systems, Inc.                  2,000         94,540
----------------------------------------------------------------------
United States Cellular Corp. 1                    500         28,275
                                                        --------------
                                                           1,350,832

                             F7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                         1,800   $     72,414
--------------------------------------------------------------------------------
DPL, Inc.                                                 3,100         81,778
--------------------------------------------------------------------------------
Duke Energy Corp.                                        40,200        698,676
--------------------------------------------------------------------------------
Edison International, Inc.                                  900         46,242
--------------------------------------------------------------------------------
FirstEnergy Corp.                                         5,200        428,116
--------------------------------------------------------------------------------
Sierra Pacific Resources                                  2,700         34,317
                                                                  --------------
                                                                     1,361,543

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Mirant Corp. 1                                            3,000        117,450
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                    5,000        106,350
                                                                  --------------
                                                                       223,800

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Laclede Group, Inc. (The)                                   500         20,185
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                          800         27,792
                                                                  --------------
                                                                        47,977

--------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Alliant Energy Corp.                                        100          3,426
--------------------------------------------------------------------------------
Avista Corp.                                              1,100         23,606
--------------------------------------------------------------------------------
Integrys Energy Group, Inc.                               1,700         86,411
                                                                  --------------
                                                                       113,443
                                                                  --------------
Total Common Stocks (Cost $115,559,898)                            113,586,540

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------

Wachovia Corp., Dividend Equalization
Preferred Shares 1,3 (Cost $0)                            2,000              5

--------------------------------------------------------------------------------
INVESTMENT COMPANY--0.5%
--------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% 4,5
(Cost $550,510)                                         550,510        550,510

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $116,110,408)                        114,137,055

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.8% 6
--------------------------------------------------------------------------------

Repurchase agreement (Principal Amount/ Value
$2,083,659 with a maturity value of $2,083,815)
with Barclays Capital, 2.70%, dated 6/30/08, to be
repurchased at $2,083,815 on 7/1/08,
collateralized by various securities, 0%-7.325%,
12/15/10-11/20/56, with a value of $2,155,332
(Cost $2,083,659)                                    $2,083,659      2,083,659

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $118,194,067)           101.8%   116,220,714
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (1.8)    (2,039,081)
                                                          ----------------------
NET ASSETS                                                100.0% $ 114,181,633
                                                          ======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 6 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $5, which represents less than 0.005% of the Portfolio's net assets. See Note 5 of accompanying Notes.

4. Rate shown is the 7-day yield as of June 30, 2008.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS        GROSS          SHARES
                                                     DECEMBER 31, 2007    ADDITIONS   REDUCTIONS   JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             643,145   10,681,051   10,773,686         550,510

                                                                                                        DIVIDEND
                                                                                           VALUE          INCOME
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $  550,510        $ 12,432

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

                             F8 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of June 30, 2008:

                                                             INVESTMENTS IN   OTHER FINANCIAL
                                                                 SECURITIES      INSTRUMENTS*
      -----------------------------------------------------------------------------------------
      Level 1--Quoted Prices                                 $  114,137,055   $            --
      Level 2--Other Significant Observable Inputs                2,083,659                --
      Level 3--Significant Unobservable Inputs                           --                --
                                                             ----------------------------------
      Total                                                  $  116,220,714   $            --
                                                             ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             F9 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $117,643,557)                                      $  115,670,204
Affiliated companies (cost $550,510)                                                   550,510
                                                                                ----------------
                                                                                   116,220,714
------------------------------------------------------------------------------------------------
Cash                                                                                    26,439
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     1,816,659
Dividends                                                                              112,746
Shares of capital stock sold                                                             4,321
Other                                                                                    8,863
                                                                                ----------------
Total assets                                                                       118,189,742

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                           2,085,682
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                1,869,593
Shares of capital stock redeemed                                                        16,628
Shareholder communications                                                              10,557
Directors' compensation                                                                  6,669
Transfer and shareholder servicing agent fees                                              862
Other                                                                                   18,118
                                                                                ----------------
Total liabilities                                                                    4,008,109

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $  114,181,633
                                                                                ================

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                            $       55,736
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                         170,060,322
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      702,907
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                       (54,663,979)
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                          (1,973,353)
                                                                                ----------------
NET ASSETS--APPLICABLE TO 55,736,424 SHARES OF CAPITAL STOCK OUTSTANDING        $  114,181,633
                                                                                ================

------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE        $         2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             F10 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $48)                $    1,101,257
Affiliated companies                                                                    12,432
------------------------------------------------------------------------------------------------
Interest                                                                                   207
------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                  19,316
                                                                                ----------------
Total investment income                                                              1,133,212

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------

Management fees                                                                        376,525
------------------------------------------------------------------------------------------------
Shareholder communications                                                               9,116
------------------------------------------------------------------------------------------------
Accounting service fees                                                                  7,500
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                            4,997
------------------------------------------------------------------------------------------------
Directors' compensation                                                                  4,672
------------------------------------------------------------------------------------------------
Administration service fees                                                                750
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                409
------------------------------------------------------------------------------------------------
Other                                                                                   16,850
                                                                                ----------------
Total expenses                                                                         420,819
Less reduction to custodian expenses                                                      (196)
Less waivers and reimbursements of expenses                                               (351)
                                                                                ----------------
Net expenses                                                                           420,272

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  712,940

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------------------------

Net realized loss on investments from unaffiliated companies                        (7,881,497)
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                (5,857,412)

------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  (13,025,969)
                                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             F11 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS              YEAR
                                                                                   ENDED             ENDED
                                                                           JUNE 30, 2008      DECEMBER 31,
                                                                             (UNAUDITED)              2007
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------

Net investment income                                                     $      712,940    $    1,831,324
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                      (7,881,497)       19,537,579
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (5,857,412)      (14,466,430)
                                                                          ----------------------------------
Net increase (decrease) in net assets resulting from operations              (13,025,969)        6,902,473

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------

Dividends from net investment income                                          (1,823,771)       (1,791,385)

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from capital stock transactions          (7,095,619)      (22,465,220)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------

Total decrease                                                               (21,945,359)      (17,354,132)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                          136,126,992       153,481,124
                                                                          ----------------------------------
End of period (including accumulated net investment income of
$702,907 and $1,813,738, respectively)                                    $  114,181,633    $  136,126,992
                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             F12 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                             ENDED
                                     JUNE 30, 2008                                                        YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)              2007             2006           2005           2004         2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period     $    2.31         $    2.23         $   1.97       $   1.88       $   1.74     $   1.39
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .01 1             .03 1            .02 1          .02 1          .02 1        .02
Net realized and unrealized gain
(loss)                                        (.24)              .08              .27            .10            .14          .35
                                         -----------------------------------------------------------------------------------------
Total from investment operations              (.23)              .11              .29            .12            .16          .37
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.03)             (.03)            (.03)          (.03)          (.02)        (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    2.05         $    2.31         $   2.23       $   1.97       $   1.88     $   1.74
                                         =========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           (9.83)%            4.85%           14.67%          6.41%          9.20%       26.81%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                               $ 114,182         $ 136,127         $153,481       $159,867       $179,076     $187,147
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $ 121,029         $ 148,472         $154,927       $165,300       $179,018     $170,217
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                         1.18%             1.23%            1.16%          1.24%          1.39%        1.17%
Total expenses                                0.70% 4,5,6       0.69% 4,5,6      0.68% 4,5      0.68% 6,7      0.66% 6      0.67% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         76%              101%              88%            81%            78%          86%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008  0.70%
        Year Ended December 31, 2007    0.69%
        Year Ended December 31, 2006    0.68%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             F13 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the "Portfolio") is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager"). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities

                             F14 | GROWTH PORTFOLIO
initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Portfolio requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                             F15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

During the fiscal year ended December 31, 2007, the Portfolio utilized $19,040,521 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Portfolio had available for federal income tax purposes post-October foreign currency losses of $7 and unused capital loss carryforwards as follows:

                   EXPIRING
                   -----------------------
                   2009       $ 10,833,187
                   2010         28,419,014
                   2011          6,902,886
                              ------------
                   Total      $ 46,155,087
                              ============

As of June 30, 2008, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $54,036,591 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities    $  118,956,374
                                            ==============

          Gross unrealized appreciation     $    7,961,721
          Gross unrealized depreciation        (10,697,381)
                                            --------------
          Net unrealized depreciation       $   (2,735,660)
                                            ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

                             F16 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2008  YEAR ENDED DECEMBER 31, 2007
                                                 SHARES             AMOUNT       SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
Sold                                            296,877     $      628,461      625,408    $   1,448,888
Dividends and/or distributions reinvested       921,097          1,823,771      817,984        1,791,385
Redeemed                                     (4,519,310)        (9,547,851) (11,077,418)     (25,705,493)
                                            --------------------------------------------------------------
Net decrease                                 (3,301,336)    $   (7,095,619)  (9,634,026)   $ (22,465,220)
                                            ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                        PURCHASES         SALES
          -------------------------------------------------------
          Investment securities       $92,536,239  $100,635,034

                             F17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Portfolio pays the Manager a management fee based on the daily net assets of the Portfolio at an annual rate as shown in the following table:

       FEE SCHEDULE
       -----------------------------
       Up to $300 million   0.625%
       Next $100 million    0.500
       Over $400 million    0.450

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2008, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $351 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Portfolio had on loan securities valued at $1,980,893. Collateral of $2,085,682 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

                             F18 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Portfolio uses derivative instruments, how these activities are accounted for, and their effect on the Portfolio's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Portfolio's financial statements and related disclosures.

                             F19 | GROWTH PORTFOLIO

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                             F20 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              7 | GROWTH PORTFOLIO




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 08/07/2008